As filed with the Securities and Exchange
Commission on March 23, 2012, 1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 71 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 73 ☑
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844
THOMAS M. KINZLER
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
NAME AND ADDRESS (OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on March 26, 2012 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This filing relates solely to Strategic Equity Allocation Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

John Hancock
Strategic Equity Allocation Fund

Class NAV:	--

Prospectus
3–26–12

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

An Equity Fund

Table of contents

Fund summary

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.

Fund details

More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

2	Strategic Equity Allocation Fund

6	Investment strategies

6	Risks of investing

11	Who’s who

13	Financial highlights

14	Who can buy shares

14	Class cost structure

14	Opening an account

14	Transaction policies

16	Dividends and account policies

17	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Strategic Equity Allocation Fund

Investment objective

To seek capital appreciation.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class NAV

Maximum front-end sales charge (load) on purchases as a % of purchase price	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV

Management fee	0.65

Other expenses[1]	0.03

Total annual fund operating expenses	0.68

1	“Other expenses” have been estimated for the first year of operations of the fund’s Class NAV shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV

1 Year	52

3 Years	200

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal investment strategies

The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The fund’s allocation to various markets and types of securities will be actively managed.

The fund may invest in both developed and emerging markets. The fund’s investment in equity securities will vary both with respect to types of securities and markets in response to changing market and economic trends. The fund’s allocation of securities will depend on the subadvisers’ outlook for the markets and generally reflect the subadvisers’ strategic asset allocation analysis and their assessment of the relative attractiveness of a particular asset class. When determining whether to invest in a particular market, the subadvisers consider various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.

The fund also may invest in exchange-traded funds and in fixed-income securities, including, but not limited to:

■	U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation;

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■	U.S. Treasury futures contracts;

■	Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs);

■	U.S. and foreign corporate bonds;
■	Foreign government and agency securities; and
■	Lower-rated fixed-income securities and high-yield securities.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency. The fund may actively manage its exposure to foreign currencies through the use of foreign currency forward contracts and other currency derivatives. The fund may own foreign cash equivalents and foreign bank deposits as part of its investment strategy. The fund may invest in foreign currencies for hedging and speculative purposes.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Risks of investing — Hedging, derivatives and other strategic transactions risk,” including, but not limited to, futures and options contracts, foreign currency forward contracts and swaps, including credit default swaps and total return swaps. The fund may engage in derivatives transactions for hedging and non-hedging purposes including, without limitation, the following purposes:

■	to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations,;

■	to protect the fund’s unrealized gains in the value of its securities;

■	to facilitate the sale of the fund’s securities for investment purposes;

■	to manage the effective maturity or duration of the fund’s securities;

■	to establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

■	to facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities; and
■	to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

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Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Bob Boyda Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since inception	Steve Medina Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Portfolio manager of the fund since inception

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class NAV shares of the fund. The fund’s shares are redeemable on any business day on instruction to the fund.

Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These

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payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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 Fund details

Investment strategies

Investment objective: The fund seeks capital appreciation.

The Board of Trustees can change the fund’s investment objective and strategy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The fund’s allocation to various markets and types of securities will be actively managed.

The fund may invest in both developed and emerging markets. The fund’s investment in equity securities will vary both with respect to types of securities and markets in response to changing market and economic trends. The fund’s allocation of securities will depend on the subadvisers’ outlook for the markets and generally reflect the subadvisers’ strategic asset allocation analysis and their assessment of the relative attractiveness of a particular asset class. When determining whether to invest in a particular market, the subadvisers consider various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.

The fund also may invest in exchange-traded funds and in fixed-income securities, including, but not limited to:

•	U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation;

•	U.S. Treasury futures contracts;

•	Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs);

•	U.S. and foreign corporate bonds;

•	Foreign government and agency securities; and

•	Lower-rated fixed-income securities and high-yield securities.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency. The fund may actively manage its exposure to foreign currencies through the use of foreign currency forward contracts and other currency derivatives. The fund may own foreign cash equivalents and foreign bank deposits as part of its investment strategy. The fund may invest in foreign currencies for hedging and speculative purposes.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Risks of investing — Hedging, derivatives and other strategic transactions risk,” including, but not limited to, futures and options contracts, foreign currency forward contracts and swaps, including credit default swaps and total return swaps. The fund may engage in derivatives transactions for hedging and non-hedging purposes including, without limitation, the following purposes:

•	to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations;

•	to protect the fund’s unrealized gains in the value of its securities;

•	to facilitate the sale of the fund’s securities for investment purposes;

•	to manage the effective maturity or duration of the fund’s securities;

•	to establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

•	to facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities; and

•	to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund that relies on the manager’s ability to pursue the fund’s investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”) or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest or settlement payments or to otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S.

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government agency, instrumentality or corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by S&P at the time of investment, or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship, the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Exchange-traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities

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designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. In addition, ETFs have management fees, which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, for lesser-developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates and intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small

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investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

•	Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

•	Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

•	Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

•	Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous market price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Lower-rated fixed-income securities risk and high-yield securities risk

Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

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•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange-rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as

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interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations (CMOs). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Who’s who

The following are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The adviser’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The adviser offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of December 31, 2011, the adviser had total assets under management of approximately $114.8 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to the fund), or to increase the subadvisory fee of an affiliated subadviser, without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the fund’s current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Annual
Average Daily Net Assets	Rate

First $2.5 billion	0.650%

$2.5 billion to $7.5 billion	0.650%

$7.5 billion to $10 billion	0.625%

Over $10 billion	0.600%

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees and the subadvisory fees, and of the investment advisory agreement overall, including the subadvisory agreements, is expected to be discussed in the fund’s first shareholder report.

Additional information about fund expenses

The fund’s annual operating expenses will likely vary throughout the period and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The adviser has contractually agreed to waive a portion of its management fee for certain funds (the participating funds) of John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the participating funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the adviser upon notice to the funds and with the approval of the Board of Trustees.

The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

Subadviser

Handles the fund’s day-to-day portfolio management.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
101 Huntington Avenue
Boston, MA 02199

John Hancock Asset Management a division of Manulife Asset Management (US) LLC provides investment advisory services to

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individual and institutional investors and is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2011, had total assets under management of approximately $116.4 billion.

Following are brief biographical profiles of the leaders of this subadviser’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more details about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Bob Boyda

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

•	Portfolio manager of the fund since inception

•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, senior vice president of the adviser (1997–2010) and vice president and portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009–2010)

Steve Medina

•	Senior managing director and senior portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

•	Portfolio manager of the fund since inception

•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2010. Formerly, senior vice president of the adviser (1997–2010) and vice president and portfolio manager, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (2009–2010)

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value.

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

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Financial highlights

This section normally details the financial performance of the fund. Because the fund had not yet commenced operations as of the date of this prospectus, there are no financial highlights to report.

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 Your account

Who can buy shares

Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interests in the John Hancock Freedom 529 plan.

Class cost structure

•	No sales charges

•	No distribution and service (Rule 12b-1) fees

Other share classes of the fund, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Class NAV shares do not pay sales commissions or Rule 12b-1 fees. However, certain financial intermediaries (firms) may request, and the distributor may agree to make, payments out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible by referring to “Who can buy shares.”

3	Permitted entities generally may open an account and purchase Class NAV shares by contacting any broker-dealer, or other financial service firm authorized to sell Class NAV shares of the fund. There is no minimum initial investment for Class NAV shares.

Transaction policies

Valuation of shares

The net asset value (NAV) for each class of shares of the fund is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of securities

Except as noted below, securities held by the fund are primarily valued on the basis of market quotations or official closing prices. Certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investment companies held by the fund are valued based on the NAVs of those investment companies.

If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to fair value a security, the fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,

•	the performance of U.S. securities markets after the close of trading in the foreign market and

•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed-income securities:

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•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material. With respect to any portion of a fund’s assets that is invested in another open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If the fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws. The fund also reserves the right to redeem in kind.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests

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made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of securities” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of securities” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s recordkeeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s recordkeeper.

Dividends

The fund typically declares and pays income dividends and capital gains, if any, at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are

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generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The following information for the fund is posted on the Web site, www.jhfunds.com, generally on the fifth business day after month end: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site no earlier than 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. A description of the fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Funds 601 Congress Street Boston, MA 02210-2805

By phone: 1-800-344-1029

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-1520

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-202-551-8090.

© 2012 JOHN HANCOCK FUNDS, LLC SEANPN 3-26-12 SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

JOHN HANCOCK FUNDS II
Statement of Additional Information
March 26, 2012
Strategic Equity Allocation Fund

Class	NAV
Ticker Symbol	N/A
This Statement of Additional Information (“SAI”) provides information about John Hancock Strategic Equity Allocation Fund (the “Fund”), a series of John Hancock Funds II (“JHF II” or the “Trust”). The information in this SAI is in addition to the information that is contained in the Fund’s prospectus dated March 26, 2012 (the “Prospectus”).
This SAI is not a prospectus. It should be read in conjunction with the Prospectus. Copies of the Prospectus and shareholder reports (when they become available) can be obtained free of charge by contacting:
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913
(800)-225-5291
www.jhfunds.com

ORGANIZATION OF JOHN HANCOCK FUNDS II
JHF II was organized on June 28, 2005 as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”) is the investment adviser to JHF II and the Fund. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Manulife Financial is a leading Canada-based financial services group with principle operations in Asia, Canada and the United States. In 2012, we celebrate 125 years of providing clients strong, reliable, trustworthy and forward-thinking solutions for their most significant financial decisions. Our international network of employees, agents and distribution partners offers financial protection and wealth management products and services to millions of clients. We also provide asset management services to institutional customers. Funds under management by Manulife Financial and its subsidiaries were C$500 billion (US$491 billion) as at December 31, 2011. The Company operates as Manulife Financial in Canada and Asia and primarily as John Hancock in the United States.
MFC trades as ‘MFC’ on the Toronto Stock Exchange, New York Stock Exchange (the “NYSE”) and Philippine Stock Exchange, and under ‘0945’ on the Stock Exchange of Hong Kong. MFC can be found on the Internet at www.manulife.com.
INVESTMENT POLICIES
The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the Fund may be changed without shareholder approval. The Fund may invest in the types of instruments described below, unless otherwise indicated in the Prospectus.
Conversion of Debt Securities
In the event debt securities held by the Fund are converted to or exchanged for equity securities, the Fund may continue to hold such equity securities.
Money Market Instruments
Money market instruments (and other securities as noted in the Prospectus) may be purchased for temporary defensive purposes.
U.S. Government and Government Agency Obligations
U.S. Government Obligations. U.S. government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Department of Treasury (“U.S. Treasury”). These securities include treasury bills, notes and bonds.
GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”). This guarantee is supported by the full faith and credit of the U.S. government.
U.S. Agency Obligations. U.S. government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. government pursuant to authority granted by Congress. U.S. government agency obligations include, but are not limited to:
•	Federal Home Loan Banks (“FHLBs”);

•	Federal Intermediate Credit Banks; and

•	Federal National Mortgage Association (“Fannie Mae”).
U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.
Some obligations issued or guaranteed by U.S. government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Fannie Mae, FHLBs and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. In addition, other obligations may be supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.
No assurance can be given that the U.S. government will provide financial support for the obligations of such U.S. government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, “U.S. government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. government.
It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. In 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.
Municipal Obligations
Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadvisers in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.
Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.
Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.
Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.
The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Investors Service (“Fitch”) represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix A to this SAI for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.
Canadian and Provincial Government and Crown Agency Obligations
Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.
Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency (“Crown Agencies”) pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:
•	Export Development Corporation;

•	Farm Credit Corporation;

•	Federal Business Development Bank; and

•	Canada Post Corporation.
In addition, certain Crown Agencies that are not, by law, agents of Her Majesty may issue obligations that, by statute, the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies that are not, by law, agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies that are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.
Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency (“Provincial Crown Agencies”) pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies that are not, by law, agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies that are not agents of Her Majesty and that it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:
•	provincial railway corporation;
•	provincial hydroelectric or power commission or authority;
•	provincial municipal financing corporation or agency; and
•	provincial telephone commission or authority.
Certificates Of Deposit, Time Deposits And Bankers’ Acceptances
Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers’ Acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.
These obligations are not insured by the Federal Deposit Insurance Corporation.
Commercial Paper
Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.
The subadvisers will only invest in variable amount master demand notes issued by companies that, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s or “AAA” or “AA” by S&P or Fitch and which the subadvisers have determined present minimal risk of loss. The subadvisers will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source, such as a bank letter of credit. A variable amount master demand note will be valued on each day a net asset value (“NAV”) is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.
Corporate Obligations
Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.
Repurchase Agreements
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by the Fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
The Adviser and subadvisers shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadvisers’ quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser may also engage in repurchase agreement transactions. The counterparties to a repurchase agreement transaction are limited to a:
•	Federal Reserve System member bank;
•	primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or
•	broker/dealer, which reports U.S. government securities positions to the Federal Reserve Board.
The Fund also may participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable subadviser creditworthiness requirements.
The subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. The Fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Foreign Repurchase Agreements
Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the Fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
Market Events
Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations - U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crises in the eurozone, and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.
In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It also may result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the Fund.
OTHER INVESTMENTS
The following discussion provides an explanation of some of the other instruments in which the Fund may invest, consistent with its investment objective and policies.
Warrants
Warrants may trade independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
Reverse Repurchase Agreements
Under a reverse repurchase agreement, the Fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The Fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the Fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the Fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in the Fund’s NAV per share. The Fund will cover its repurchase agreement transactions by segregating cash, Treasury bills or other U.S. government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

Investments in Creditors’ Claims
Creditors’ claims in bankruptcy (“Creditors’ Claims”) are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors’ Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.
Sellers of Creditors’ Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor’s Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.
Creditors’ Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors’ Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors’ Claims may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors’ Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.
Although Creditors’ Claims can be sold to other investors, the market for Creditors’ Claims is not liquid and, as a result, a purchaser of a Creditors’ Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors’ Claim, especially in the case of unsecured claims.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, by investing in mortgage securities, the Fund receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the Fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if the Fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
•	one-year, three-year and five-year constant maturity Treasury Bill rates;
•	three-month or six-month Treasury Bill rates;
•	11th District Federal Home Loan Bank Cost of Funds;
•	National Median Cost of Funds; or

•	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.
During periods of increasing rates, the Fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities held by the Fund would likely decrease. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgages that remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, the Fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
•	mortgage bankers;
•	commercial banks;
•	investment banks;
•	savings and loan associations; and
•	special purpose subsidiaries of the foregoing.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. The Fund will not limit its investments in mortgage securities to those with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by the Fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). STRIPS are separately traded interest components of securities may be issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Fund invests. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of the Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investor’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the investor may fail to fully recoup its initial investment in these securities, even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and SAI, is expected to contribute to the Fund’s relatively stable NAV.
Similar securities such as Super Principal Only (“SPO”) and Levered Interest Only (“LIO”) are more volatile than POs and IOs. Risks associated with instruments such as SPOs are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOettes (a.k.a. “high coupon bonds”) are similar in nature to those associated with IOs. Other similar instruments may develop in the future.
Under the Internal Revenue Code of 1986, as amended (the “Code”), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.
Inverse Floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the Fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid and, together with any other illiquid investments, will not exceed 15% of the Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities that are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than that of mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, the Fund’s ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in its prospectus, the Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Fitch or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. The Fund will not limit its investments in asset-backed securities to those with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies.”
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
•	liquidity protection; and
•	default protection.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:
•	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);
•	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and
•	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. Collateralized debt obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of all CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than those of tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
Zero Coupon Securities, Deferred Interest Bonds And Pay-In-Kind Bonds
Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciates during periods of declining interest rates and usually depreciates during periods of rising interest rates.
Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under “Additional Investment Policies- Illiquid Securities.”
Tax Considerations. Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Loans and Other Direct Debt Instruments
The Fund may invest in loans and other direct debt instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that the Fund supply additional cash to a borrower on demand.
High Yield (High Risk) Domestic and Foreign Corporate Debt Securities
The Fund may invest in high yield corporate debt securities including bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates, except bank loans, which usually have floating rates. Bonds also may have variable rates of interest or debt securities, which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).
The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.
Brady Bonds
Brady Bonds are debt securities issued under the framework of the “Brady Plan,” an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds also may be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, investments in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan are available.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:
•	the exchange of outstanding commercial bank debt for bonds issued at 100% of face value, which carry a below-market stated rate of interest (generally known as par bonds);
•	bonds issued at a discount from face value (generally known as discount bonds);
•	bonds bearing an interest rate which increases over time; and
•	bonds issued in exchange for the advancement of new money by existing lenders.
Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, when investing in Brady Bonds, the Fund will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.
Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the “IMF”), the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.
The Fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Fund invests are likely to be acquired at a discount.
Sovereign Debt Obligations
Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Typically, sovereign debt of developing countries may involve a high degree of risk and may be in default or present the risk of default, however, sovereign debt of developed countries also may involve a high degree of risk and may be in default or present the risk of default. Governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations, and governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due and may require renegotiation or rescheduling of debt payments. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results, changes in interest and exchange rates, changes in debt ratings, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Defaults in sovereign debt obligations, or the perceived risk of default, also may impair the market for other securities and debt instruments, including securities issued by banks and other entities holding such sovereign debt, and negatively impact the Fund.

Indexed Securities
Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.
Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (“Hybrid Instruments”).
Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:
•	prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”); or
•	an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”).
Hybrid Instruments may take a variety of forms, including, but not limited to:
•	debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;
•	preferred stock with dividend rates determined by reference to the value of a currency; or
•	convertible securities with the conversion terms related to a particular commodity.
Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.
One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investor could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.
The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the Fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.
Depositary Receipts
Securities of foreign issuers may include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, and International Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” and “IDRs,” respectively). Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.
ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities.
EDRs, GDRs, and IDRs are receipts evidencing an arrangement with a foreign bank similar to that for ADRs and are designed for use in foreign securities markets. EDRs, GDRs, and IDRs are not necessarily quoted in the same currency as the underlying security.
Variable And Floating Rate Obligations
Investments in floating or variable rate securities normally will involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank. In addition, a bondholder can demand payment of the obligations on behalf of the investing Fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the Fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the investor through the demand feature, the obligations mature on a specified date, which may range up to thirty years from the date of issuance.
Exchange Traded Funds (“ETFs”)
The Fund may invest in ETFs. These are a type of investment company bought and sold on a securities exchange. An ETF generally represents a fixed portfolio of securities designed to track a particular market index. The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities and ETFs have management fees which increase their costs. In addition, there is the risk that an ETF may fail to closely track the index that it is designed to replicate.
Exchange-Traded Notes
The Fund may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the NYSE) during normal trading hours; however, investors also can hold ETNs until they mature. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
ETNs also are subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.
Event-Linked Exposure
The Fund may have event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure also may expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures also may be subject to liquidity risk.
ADDITIONAL INVESTMENT POLICIES
The following provides a more detailed explanation of some investment policies of the Fund.
Lending of Securities
The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of its total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 102% of the value of the loaned securities (105% for foreign equity and corporate securities). The collateral will consist of cash (including U.S. dollars and foreign currency). The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting if the subadvisers fail to timely recall the security or the borrower fails to return the recalled security in advance of the record date for the meeting.
Certain funds of JHF II have entered into an agreement with The Goldman Sachs Trust Company, doing business as Goldman Sachs Agency Lending (“Goldman Sachs”), as their securities lending agent (the “Securities Lending

Agreement”). Under the Securities Lending Agreement, Goldman Sachs will generally bear the risk that a borrower may default on its obligation to return loaned securities.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers to which the Fund may lend securities and the Fund may lend securities to only one or a small group of borrowers. In addition, under the Securities Lending Agreement, loans may be made to affiliates of Goldman Sachs as identified in the Securities Lending Agreement.
Cash collateral may be invested by the Fund in a privately offered registered investment company advised by John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”) that is part of the same group of investment companies as the Fund and that is offered exclusively to funds in the same group of investment companies. Investment of cash collateral offers the opportunity for the Fund to profit from income earned by this collateral pool, but also the risk of loss, should the value of the Fund’s shares in the collateral pool decrease below their initial value.
Interfund Lending
Pursuant to an exemptive order issued by the SEC, the Fund may lend money to, and borrow money from, other funds advised by the Adviser or any other investment adviser under common control with the Adviser, subject to the fundamental restrictions on borrowing and lending applicable to the Fund.
The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in overnight repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund or from a borrowing fund could result in a lost investment opportunity or additional borrowing costs.
When-Issued Securities/Forward Commitments
The Fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or on a “forward commitment” basis. When-issued, delayed-delivery or forward-commitment transactions involve a commitment to purchase or sell securities at a predetermined price or yield in which payment and delivery take place after the customary settlement for such securities (which is typically one month or more after trade date). When purchasing securities in one of these types of transactions, payment for the securities is not required until the delivery date, however, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be delivered. When the Fund has sold securities pursuant to one of these transactions, it will not participate in further gains or losses with respect to that security. At the time of delivery, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.
Under normal circumstances, when purchasing securities on a when-issued or forward commitment basis, the Fund will take delivery of the securities, but the Fund may, if deemed advisable, sell the securities before the settlement date. Forward contracts may settle in cash between the counterparty and the Fund or by physical settlement of the underlying securities, and the Fund may renegotiate or roll over a forward commitment transaction. In general, the Fund does not pay for the securities, or start earning interest on them, or deliver or take possession of securities until the obligations are scheduled to be settled. In such transactions, no cash changes hands on the trade date, however, if the transaction is collateralized, the exchange of margin may take place between the Fund and the counterparty according to an agreed-upon schedule. The Fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV.
While awaiting settlement of the obligations purchased or sold on such basis, the Fund will maintain on its records liquid assets consisting of cash, liquid high quality debt obligations or other assets equal to the amount of the commitments to purchase or sell when-issued, delayed-delivery or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on the Fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the Fund may purchase when-issued or forward commitment securities.
Mortgage Dollar Rolls
Under a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. The Fund also may be compensated by receipt of a commitment fee. The Fund may only enter into “covered rolls.” A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction or for which the Fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in the Fund’s NAV per share.
Illiquid Securities
The Fund may not invest more than 15% of its net assets in securities that are not readily marketable (“illiquid securities”). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.
Illiquid securities may include, but are not limited to: (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) time deposits maturing in more than seven calendar days; and (d) securities of new and early stage companies whose securities are not publicly traded.
Rule 144A Securities are excluded from the limitation on illiquid securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or other exemptions from the registration requirements of the 1933 Act may be excluded from the 15% limitation on illiquid securities. Each subadviser decides, subject to the oversight of the Board, whether securities sold pursuant to Rule 144A are readily marketable for purposes of the relevant Fund’s investment restriction. Each subadviser also will monitor the liquidity of Rule 144A securities held by the Fund for which it is responsible. To the extent that Rule 144A securities held by the Fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the Fund could be adversely affected.
Section 4(2) Commercial Paper is excluded from the limitation on illiquid securities. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund’s subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity. The Fund intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Fund’s subadviser will monitor the liquidity of Section 4(2) commercial paper held by the Fund, subject to the oversight of the Board.
Short Sales
The Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
The Fund also may sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that: (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaced the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.
Investment In Other Investment Companies
The Fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, open-end investment companies, investment companies exempted from registration under the 1940 Act pursuant to the Rules thereunder and other pooled vehicles) to the extent permitted by federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC.
Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or a discount to their NAV. Others are continuously offered at NAV, but also may be traded in the secondary market.
Loan Participations and Assignments
Loan participations are loans or other direct debt instruments that are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When the Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
Investments in loans and loan participations will subject the Fund to liquidity risk. Loans and loan participations may be transferable among financial institutions, but may not have the liquidity of conventional debt securities and are often subject to restrictions on resale thereby making them potentially illiquid. For example, the purchase or sale of loans requires, in many cases, the consent of either a third party (such as the lead or agent bank for the loan) or of the borrower, and although such consent is, in practice, infrequently withheld, the consent requirement can delay a purchase or hinder the Fund’s ability to dispose of its investments in loans in a timely fashion. In addition, in some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the subadvisers believe to be a fair price.
Corporate loans that the Fund may acquire, or in which the Fund may purchase a loan participation, are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, leverage recapitalizations and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions and greater credit risk than other investments.
Certain of the loan participations or assignments acquired by the Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. Such an obligation may have the effect of requiring the Fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
The borrower of a loan in which the Fund holds an interest (including through a loan participation) may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The effect of prepayments on the Fund’s performance may be mitigated by the receipt of prepayment fees, and the Fund’s ability to reinvest prepayments in other loans that have similar or identical yields. However, there is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the prepaid loan.
The Fund may invest in loans that pay interest at fixed rates and loans that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, LIBOR or another generally recognized base lending rate. Most floating rate loans are senior in rank in the event of bankruptcy to most other securities of the borrower such as common stock or public bonds. In addition, floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. While the seniority in rank and the security interest are helpful in reducing credit risk, such risk is not eliminated. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general, or if interest rates decline. While, because of this interest rate reset feature, loans with resetting interest rates provide a considerable degree of protection against rising interest rates, there is still potential for interest rates on such loans to lag changes in interest rates in general for some period of time. In addition, changes in interest rates will affect the amount of interest income paid to the Fund as the floating rate instruments adjust to the new levels of interest rates. In a rising base rate environment, income generation will generally increase. Conversely, during periods when the base rate is declining, the income generating ability of the loan instruments will be adversely affected.
Investments in many loans have additional risks that result from the use of agents and other interposed financial institutions. Many loans are structured and administered by a financial institution (i.e., a commercial bank) that acts as the agent of the lending syndicate. The agent typically administers and enforces the loan on behalf of the other lenders in the lending syndicate. In addition, an institution, typically but not always the agent, holds the collateral, if any, on behalf of the lenders. A financial institution’s employment as an agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.
Index-Related Securities (“Equity Equivalents”)
The Fund may invest in certain types of securities that enable investors to purchase or sell shares in a basket of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others DIAMONDS (interests in a basket of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or S&P’s Depository Receipts (interests in a basket of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.
Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities compromising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the Fund’s assets across a broad range of securities.
To the extent that the Fund invests in securities of other investment companies, including Equity Equivalents, Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if the Fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the Fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of the Fund.
Fixed-Income Securities
Investment grade bonds are rated at the time of purchase in the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), such as those rated “Aaa,” “Aa,” “A” and “Baa” by Moody’s or “AAA,” “AA,” “A” and “BBB” by S&P or Fitch. Obligations rated in the lowest of the top four rating categories (such as “Baa” by Moody’s or “BBB” by S&P or Fitch) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody’s, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by the Fund, although the subadvisers will consider these events in determining whether it should continue to hold the securities.

Market Capitalization Weighted Approach
The Fund’s structure may involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser, for a variety of factors. The Fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the Fund. Additionally, the subadvisers may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadvisers given market conditions. The subadvisers may exclude the eligible security of a company that meets applicable market capitalization criterion if it determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.
Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management); (ii) treasury shares; or (iii) shares subject to foreign ownership restrictions.
Deviation from market capitalization weighting also will occur because the subadvisers generally intend to purchase in round lots. Furthermore, the subadvisers may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of the Fund’s assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting.
Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the subadvisers will prepare a list of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadvisers’ then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of the Fund change in value sufficiently to be excluded from the requirement for eligible securities but not by a sufficient amount to warrant their sale.
Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the subadvisers may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights also may deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of countries will likely vary from their weighting in published international indices.
RISK FACTORS
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
Collateralized Debt Obligations
The risks of an investment in a CDO depend largely on the quality of the collateral and the tranches of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for treatment as a liquid security. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (i.e., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from the collateral will not be adequate to meet the CDO’s obligations to make interest or other payments; and (ii) the quality of the collateral assets may decline or the obligors of those assets may default. In addition, the complex structure of the CDO may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The Fund may invest in CDO tranches that are subordinate to other tranches and, therefore, receive payments only after the obligations of the more senior tranches have been satisfied.
Equity Securities
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of the Fund’s investments in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations also may have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.
Fixed-Income Securities
Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk; and (b) credit quality risk.
Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.
Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after the Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund’s investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities.
Hybrid Instruments
The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See “Hedging and Other Strategic Transactions” for a description of certain risks associated with investments in futures, options, and forward contracts.
Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.
Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if “leverage” is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.
Liquidity Risk. Hybrid Instruments also may carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter (“OTC”) market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor, which the Fund would have to consider and monitor.
Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (“SEC”), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
The various risks discussed above with respect to Hybrid Instruments, particularly the market risk of such instruments, may cause significant fluctuations in the NAV of the Fund that invests in such instruments.
Investment Grade Fixed-Income Securities In The Lowest Rating Category
Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P or Fitch and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.
Lower Rated Fixed-Income Securities
Lower rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P or Fitch). The principal risks of investing in these securities are as follows:
Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on Subadvisers’ Own Credit Analysis. While the subadvisers to the Fund may rely on ratings by established credit rating agencies, they may also supplement such ratings with their own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadvisers’ evaluation than the assessment of the credit risk of higher rated securities.
Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities.
Issuers of lower rated corporate debt securities also may be highly leveraged, increasing the risk that principal and income will not be repaid.
Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities. Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
Small and Medium Size Companies
Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group.
Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.
Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of the Fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.
Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for the Fund, the subadvisers may not be aware of problems associated with the company issuing the security.
Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
Foreign Securities
Currency Fluctuations. Investments in foreign securities may cause the Fund to lose money when converting investments from foreign currencies into U.S. dollars. The Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money.

Political and Economic Conditions. Investments in foreign securities subject the Fund to the political or economic conditions of the foreign country. These conditions could cause the Fund’s investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.
Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions that may prevent or delay the Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, the Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.
Nationalization of Assets. Investments in foreign securities subject the Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company’s securities could decrease in value or even become worthless.
Settlement of Sales. Foreign countries, especially emerging market countries, also may have problems associated with settlement of sales. Such problems could cause the Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.
Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for the Fund, the subadvisers may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.
Investment Company Securities
The Fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such funds’ portfolio securities.
Stripped Securities
Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
Mortgage-Backed and Asset-Backed Securities
Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the Fund and not the purchase of shares of the Fund.
Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments that are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.
When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.
When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.
The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the Fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the Fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.
Collateralized Mortgage Obligations (“CMOs”). CMOs are mortgage-backed securities issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.
Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.
Securities Linked to the Real Estate Market
Investing in securities of companies in the real estate industry subjects the Fund to the risks associated with the direct ownership of real estate. These risks include, but are not limited to:
•	declines in the value of real estate;
•	risks related to general and local economic conditions;
•	possible lack of availability of mortgage portfolios;
•	overbuilding;
•	extended vacancies of properties;

•	increased competition;
•	increases in property taxes and operating expenses;
•	change in zoning laws;
•	losses due to costs resulting from the clean-up of environmental problems;
•	liability to third parties for damages resulting from environmental problems;
•	casualty or condemnation losses;
•	limitations on rents;
•	changes in neighborhood values and the appeal of properties to tenants; and
•	changes in interest rates.
Therefore, if the Fund were to invest a substantial amount of its assets in securities of companies in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry include real estate investment trusts (“REITs”), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies” for a discussion of the risks associated with investments in these companies.
Industry or Sector Investing
When the Fund invests a substantial portion of its assets in a particular industry or sector of the economy, the Fund’s investments are not as varied as the investments of most mutual funds and are far less varied than the broad securities markets. As a result, the Fund’s performance may be more volatile than that of other mutual funds, and the values of the Fund’s investments tend to go up and down more rapidly. In addition, by investing substantially in a particular industry or sector, the Fund is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.
Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. If the Fund invests a significant portion of its assets in Internet-related companies, it should be considered extremely risky even as compared to other funds that invest primarily in small company securities.
Financial Services Industry. Investments in securities of companies in the financial services industry are particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital, and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital portfolios. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies also may be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.
Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.
Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including, but not limited to: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.
Initial Public Offerings (“IPOs”)
The Fund may invest a portion of its assets in shares of IPOs, consistent with its investment objectives and policies. IPOs may have a magnified impact on the performance of the Fund with a small asset base. The impact of IPOs on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs may not be consistently available to the Fund for investment, particularly as the Fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO shares for a very short period of time. This may increase the Fund’s turnover and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
U.S. Government Securities
The Fund may invest in U.S. government securities, including securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by GNMA. Securities that are only supported by the credit of the issuing agency or instrumentality include those issued by Fannie Mae, the FHLBs and the Freddie Mac.
High Yield (High Risk) Securities
General. The Fund may invest in high yield (high risk) securities, consistent with its investment objectives and policies. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.
Interest Rate Risk. To the extent that the Fund invests primarily in fixed-income securities, the NAV of the Fund’s shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.
Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.
These factors may have an adverse effect on the ability of the Fund to invest in high yield securities, to dispose of particular portfolio investments. These factors also may limit the Fund’s ability to obtain accurate market quotations to value its investments in high yield securities and calculate its NAV accurately. If the Fund is not able to obtain precise or accurate market quotations for a particular high yield debt security, it will be more difficult for the subadvisers to value the Fund’s investments.
Less liquid secondary markets also may affect the Fund’s ability to sell securities at their fair value. The Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of the Fund’s assets invested in illiquid securities may increase.
Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.
In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities.
Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose the Fund to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.
The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by:
•	the obligor’s balance of payments, including export performance;
•	the obligor’s access to international credits and investments;
•	fluctuations in interest rates; and
•	the extent of the obligor’s foreign reserves.
Obligor’s Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.
Obligor’s Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties’ lending commitments, thereby further impairing the obligor’s ability or willingness to service its debts on time.
Obligor’s Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates, that are adjusted based upon international interest rates.

Obligor’s Foreign Reserves. The ability to service external debt also will depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.
The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, the Fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.
Sovereign obligors in developing and emerging countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:
•	reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and
•	obtaining new credit to finance interest payments.
Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit that may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Securities in the Lowest Rating Categories. Certain debt securities in which the Fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody’s, S&P or Fitch. These securities are rated “Caa” or lower by Moody’s or “CCC” or lower by S&P or Fitch. These securities are considered to have the following characteristics:
•	extremely poor prospects of ever attaining any real investment standing;
•	current identifiable vulnerability to default;
•	unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;
•	are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or
•	are in default or not current in the payment of interest or principal.
Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund’s shares.
Natural Disasters and Adverse Weather Conditions.
Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions also may have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.
HEDGING AND OTHER STRATEGIC TRANSACTIONS
Hedging refers to protecting against possible changes in the market value of securities that the Fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies also may be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by the Fund, consistent with its investment objectives and policies, are described below:
•	exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments;
•	financial futures contracts (including stock index futures);
•	interest rate transactions*;
•	currency transactions**;
•	warrants and rights (including non-standard warrants and participatory risks);
•	swaps or credit derivatives (including interest rate, index, equity, credit default, total return and currency swaps, index credit derivatives and credit options); and
•	structured notes, including hybrid or “index” securities.

*	The Fund’s interest rate transactions may take the form of swaps, caps, floors and collars.

**	The Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.
Hedging and Other Strategic Transactions may be used for the following purposes:
•	to attempt to protect against possible changes in the market value of securities held or to be purchased by the Fund resulting from securities markets or currency exchange rate fluctuations;
•	to protect the Fund’s unrealized gains in the value of its securities;
•	to facilitate the sale of the Fund’s securities for investment purposes;
•	to manage the effective maturity or duration of the Fund’s securities;
•	to establish a position in the derivatives markets as a method of gaining exposure to a particular geographic region or market; or
•	to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadvisers obtains prior written approval from the Adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.

General Characteristics of Options
Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of Fund assets in special accounts, as described under “Use of Segregated and Other Special Accounts.”
Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. The Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price.
If and to the extent authorized to do so, the Fund may purchase and sell put options on securities (whether or not it holds the securities in its Fund) and on securities indices, currencies and futures contracts. The Fund will not sell put options if, as a result, more than 50% of the Fund’s assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.
Risk of Selling Put Options. In selling put options, the Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.
Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. The Fund’s purchase of a call option on an underlying instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. If and to the extent authorized to do so, the Fund may purchase and sell call options on securities (whether or not it holds the securities).
Partial Hedge or Income to the Fund. If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains.
Covering of Options. All call options sold by the Fund must be “covered” (that is, the Fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).
Risk of Selling Call Options. Even though the Fund will receive the option premium to help protect it against loss, a call option sold by the Fund will expose it during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.
Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example but is also applicable to other similar financial intermediaries.
OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under “Eurodollar Instruments”) are cash settled for the net amount, if any, by which the option is “in-the-money” at the time the option is exercised. “In-the-money” means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:
•	insufficient trading interest in certain options;
•	restrictions on transactions imposed by an exchange;
•	trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;
•	interruption of the normal operations of the OCC or an exchange;
•	inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or
•	a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.
The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.
OTC Options. OTC options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that the Fund generally will enter into only OTC options that have cash settlement provisions, although it will not be required to do so.
Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadvisers must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. The Fund will enter into OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadvisers. In the absence of a change in the current position of the SEC’s staff, OTC options purchased by the Fund and the amount of the Fund’s obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.
Types of Options That May Be Purchased. The Fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.
The Fund reserves the right to invest in options on instruments and indices that may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.
General Characteristics of Futures Contracts and Options on Futures Contracts
The Fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:
•	as a hedge against anticipated interest rate, currency or market changes;

•	for duration management;
•	for risk management purposes; and
•	to gain exposure to a securities market.
Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.
With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” such as Eurodollar, UK 90 day and Euribor futures; however, the Fund is permitted to set aside or earmark liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, the Fund will have the ability to employ such futures contracts to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.
Use Will Be Consistent with Applicable Regulatory Requirements. The Fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.
Margin. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.
Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.
Value of Futures Contracts Sold by the Fund. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between such Fund and the contracts) will not exceed the total market value of the Fund’s securities.
Stock Index Futures
Definition. A stock index futures contract (an “Index Future”) is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.
Uses of Index Futures. Below are some examples of how Index Futures may be used:
•	In connection with the Fund’s investment in common stocks, the Fund may invest in Index Futures while the subadvisers seek favorable terms from brokers to effect transactions in common stocks selected for purchase.

•	The Fund also may invest in Index Futures when the subadvisers believe that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund’s pending investment in such stocks when they do become available.
•	Through the use of Index Futures, the Fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs that may be associated with investment in multiple issuers. This may permit the Fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security), which may result from increases or decreases in positions already held by the Fund.
•	The Fund also may invest in Index Futures in order to hedge its equity positions.
Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate portfolio management purposes, including gaining exposure to a particular securities market. The Fund will not act as a “commodity pool” (i.e., a pooled investment vehicle, that trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).
Options on Securities Indices and Other Financial Indices
The Fund may purchase and sell call and put options on securities indices and other financial indices (“Options on Financial Indices”). In so doing, the Fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement. By purchasing or selling Options on Financial Indices, the Fund may achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Yield Curve Options
The Fund also may enter into options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
Yield curve options may be used for the same purposes as other options on securities. Specifically, the Fund may purchase or write such options for hedging purposes. For example, the Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The Fund also may purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the Fund will be “covered.” A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option is generally limited to the difference between the amounts of the Fund’s liability under the option written by the Fund less the value of the option held by it. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.
Currency Transactions
The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to gain exposure to a currency without purchasing securities denominated in that currency. Currency transactions include:
•	forward currency contracts;
•	exchange-listed currency futures contracts and options thereon;
•	exchange-listed and OTC options on currencies; and
•	currency swaps.
A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under “Swap Agreements and Options on Swap Agreements.” The Fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadvisers.
The Fund’s dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. The Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.
The Fund also may engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inceptions of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When the Fund enters into a non-deliverable forward transaction, the Fund will segregate liquid assets in an amount not less than the value of the Fund’s net exposure to such non-deliverable forward transactions.
Since the Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction. The Fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of the Fund’s securities or the receipt of income from them.
Position Hedging. Position hedging involves entering into a currency transaction with respect to Fund securities positions denominated or generally quoted in that currency.
Cross Hedging. The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has, or expects to have, exposure.
Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund also may engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund’s securities denominated in linked currencies.
Risk of Currency Transactions. Currency transactions are subject to risks different from other Fund transactions, as discussed below under “Risk Factors.” If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”
Combined Transactions
The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although the Fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.
Swap Agreements and Options on Swap Agreements
Among the hedging and other strategic transactions into which the Fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent that the Fund may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. The Fund also may enter into options on swap agreements (“swap options”).
The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way, among others.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund’s investment objectives and general investment polices, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.
The Fund also may enter into a swap option, which is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund also may write (sell) and purchase put and call Swap Options.
Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a Swap Option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of liquid assets, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.
The Fund also may be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to the Fund because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.
The Fund may enter into credit option transactions. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option.
The Fund may enter into index credit derivative transactions. Index credit derivatives are credit default swaps or total return swaps that reference multiple reference entities or obligations.
Additional information about certain swap agreements that the Fund intends to utilize is provided below.
Dividend swaps. A dividend swap agreement is a financial instrument where two parties contract to exchange a set of future cash flows at set dates in the future. One party agrees to pay the other the future dividend flow on a stock or basket of stocks in an index, in return for which the other party gives the first call options. Dividend swaps generally are traded OTC rather than on an exchange.
Inflation swaps. An inflation swap agreement is a contract in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect the Fund’s NAV against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.
Interest rate swaps. An interest rate swap agreement involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. An interest rate lock specifies a future interest rate to be paid. In an interest rate cap, one party receives payments at the end of each period in which a specified interest rate on a specified principal amount exceeds an agreed-upon rate; conversely, in an interest rate floor, one party may receive payments if a specified interest rate on a specified principal amount falls below an agreed-upon rate. Caps and floors have an effect similar to buying or writing options. Interest rate collars involve selling a cap and purchasing a floor, or vice versa, to protect the Fund against interest rate movements exceeding given minimum or maximum levels.
Total return swaps. A total return swap agreement is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). The Fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, by investing in total return commodity swaps, the Fund will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.
Variance swaps. Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.
Whether the Fund’s use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadvisers’ ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the Fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to the Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the subadvisers will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If the subadvisers attempt to use a swap as a hedge against, or as a substitute for, an investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments.
Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.
To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Eurodollar Instruments
The Fund may invest in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
Warrants and Rights
As described under “Other Investments—Warrants,” the Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise and prior to the expiration date, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “General Characteristics of Options” above and elsewhere in this SAI. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
Non-Standard Warrants and Participatory Notes. From time to time, the Fund may use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”), and participatory notes (“P-Notes”) to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks, broker-dealers or other financial institutions that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Principal Risks” in the Prospectus and “Risk of Hedging and Other Strategic Transactions” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when the Fund wishes to sell it.
Risk of Hedging and Other Strategic Transactions
Hedging and Other Strategic Transactions have special risks associated with them, including:
•	possible default by the counterparty to the transaction;
•	markets for the securities used in these transactions could be illiquid; and

•	to the extent a subadviser’s assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the Fund.
Losses resulting from the use of Hedging and Other Strategic Transactions will reduce the Fund’s NAV, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.
Options and Futures Transactions. Options transactions are subject to the following additional risks:
•	option transactions could force the sale or purchase of portfolio securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause the Fund to hold a security it might otherwise sell (in the case of a call option);
•	calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge, and there is also a risk, especially with less liquid securities, that the securities may not be available for purchase; and
•	options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses.
Futures transactions are subject to the following additional risks:
•	The degree of correlation between price movements of futures contracts and price movements in the related securities position of the Fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the Fund’s position.
•	Futures markets could become illiquid. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses.
Although the Fund’s use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.
Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:
•	Currency hedging can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.
•	Proxy hedging involves determining the correlation between various currencies. If a subadviser’s determination of this correlation is incorrect, the Fund’s losses could be greater than if the proxy hedging were not used.
•	Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Risks of Hedging and Other Strategic Transactions Outside the United States
When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above but could also be adversely affected by:
•	foreign governmental actions affecting foreign securities, currencies or other instruments, including less stringent regulation of these transactions in many countries as compared to the United States;
•	the lack of clearing mechanisms and related guarantees in some countries for these transactions;
•	more limited availability of data on which to make trading decisions than in the United States;
•	delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States;
•	the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
•	lower trading volume and liquidity.
Use of Segregated and Other Special Accounts
Use of extensive hedging and other strategic transactions by the Fund will require, among other things, that the Fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated subcustodian, to the extent that the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency.
In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid asset at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.
Call Options. A call option on securities written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.
Put Options. A put option on securities written by the Fund will require the Fund to segregate cash or other liquid assets equal to the exercise price.
OTC Options. OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
Currency Contracts. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund’s obligations or to segregate cash or other liquid assets equal to the amount of the Fund’s obligations.

Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.
Swaps. The Fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.
Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to the Fund’s net obligation, if any.
Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund also may enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. The Fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the Fund. In addition, if it holds a futures contracts or forward contract, the Fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions also may be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.
Other Limitations
The Fund will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the Fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, the Fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.
For purposes of this limitation, to the extent that the Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.
Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as part of its investment strategy, which could negatively impact the Fund. For example, some legislative and regulatory proposals, such as those in the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was enacted in July 2010), would, upon implementation, impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. While many provisions of the Dodd-Frank Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon the Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

Gaming-Tribal Authority Investments.
The Fund may invest in securities issued by gaming companies, including gaming facilities operated by Indian (Native American) tribal authorities. The value of the Fund’s investments in gaming companies is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting the gaming sector. Securities of gaming companies may be considered speculative, and generally exhibit greater volatility than the overall market. The market value of gaming company securities may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments, and the threat of increased government regulation.
Securities issued by Indian tribal authorities are subject to particular risks. Indian tribes enjoy sovereign immunity, which is the legal privilege by which the United States federal, state, and tribal governments cannot be sued without their consent. In order to sue an Indian tribe (or an agency or instrumentality thereof), the tribe must have effectively waived its sovereign immunity with respect to the matter in dispute. Certain Indian tribal authorities have agreed to waive their sovereign immunity in connection with their outstanding debt obligations. Generally, waivers of sovereign immunity have been held to be enforceable against Indian tribes. Nevertheless, if a waiver of sovereign immunity is held to be ineffective, claimants, including investors in Indian tribal authority securities (such as the Fund), could be precluded from judicially enforcing their rights and remedies.
Further, in most commercial disputes with Indian tribes, it may be difficult or impossible to obtain federal court jurisdiction. A commercial dispute may not present a federal question, and an Indian tribe may not be considered a citizen of any state for purposes of establishing diversity jurisdiction. The U.S. Supreme Court has held that jurisdiction in a tribal court must be exhausted before any dispute can be heard in an appropriate federal court. In cases where the jurisdiction of the tribal forum is disputed, the tribal court first must rule as to the limits of its own jurisdiction. Such jurisdictional issues, as well as the general view that Indian tribes are not considered to be subject to ordinary bankruptcy proceedings, may be disadvantageous to holders of obligations issued by Indian tribal authorities, including the Fund.
INVESTMENT RESTRICTIONS
There are two classes of investment restrictions to which JHF II is subject in implementing the investment policies of the Fund: (a) fundamental; and (b) non-fundamental. Fundamental restrictions may only be changed by a vote of the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Board of Trustees of the Trust (the “Board”) without shareholder approval.
When submitting an investment restriction change to the holders of the Fund’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon if a majority of the outstanding voting securities of the Fund vote for the approval of the matter, notwithstanding: (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust as a whole.
Restrictions (1) through restriction (7) are fundamental. Restrictions (8) through (10) are non-fundamental.
Fundamental Investment Restrictions
Unless the Fund is specifically excepted by the terms of a restriction:
(1) Concentration. The Fund will not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(2) Borrowing. The Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(3) Underwriting. The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(4) Real Estate. The Fund will not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
(5) Commodities. The Fund will not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(6) Loans. The Fund will not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7) Senior Securities. The Fund will not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. For purposes of this restriction, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.
Non-Fundamental Investment Restrictions
Unless the Fund is specifically excepted by the terms of a restriction, the Fund will not:
(8) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, which are not readily marketable.
(9) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the Fund’s net assets would be: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.
(10) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by the Fund, except in an amount of not more than 33 1/3% of the value of the Fund’s total assets and then only to secure borrowings permitted by restrictions (2) and (9). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.
If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of the Fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in a subadviser’s assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of the Fund’s investment portfolio, resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the subadvisers determine that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that rating services assign different ratings to the same security, the subadvisers will determine which rating they believe best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.
A fund that invests 25% or more of its total assets in a particular industry (excluding the U.S. government, its agencies or instrumentalities) is considered to be concentrated in that industry.

Investment Restrictions that May be Changed Only on 60 Days’ Notice to Shareholders
In order to comply with Rule 35d-1 under the 1940 Act, the 80% investment policy for the Fund is subject to change only upon 60 days’ prior notice to shareholders. Refer to the applicable Prospectus for the fund’s “Investment Strategies.”
Reorganization/Exchange/Corporate Action. The Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as the Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if the Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.
Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this SAI or in the Prospectus) that are not (i) specifically included in this “Investment Restrictions” section or (ii) imposed by the 1940 Act, rules thereunder, the Internal Revenue Code of 1986, as amended (the “Code”), or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted above, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to the Fund’s acquisition of securities or instruments through a Voluntary Action.
____________
If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of the Fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadvisers’ assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of the Fund’s investment, resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.
PORTFOLIO TURNOVER
The annual rate of portfolio turnover for the Fund may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). Portfolio turnover rates can change from year to year due to various factors, including among others, portfolio adjustments made in response to market conditions.
THOSE RESPONSIBLE FOR MANAGEMENT
The business of JHF II, an open-end management investment company, is managed by the Board, including certain Trustees who are not “interested persons” (as defined by the 1940 Act) of the Trust’s series (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the Fund and the Trust’s other series (the “funds”) and who execute policies formulated by the Trustees. Several of the Trustees and officers of JHF II also are officers or Directors of the Adviser, or officers or Directors of the principal distributor to the Fund, John Hancock Funds, LLC (the “Distributor”). The tables below present certain information regarding the

Trustees and officers of JHF II, including their principal occupations. Each Trustee oversees all of the Trust’s series (the “funds”), and some Trustees also oversee other funds in the John Hancock Fund Complex.
Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by the action of two-thirds of the remaining Trustees or by action of two-thirds of the outstanding shares of the Trust. The business address of each Trustee and officer of the Trust is 601 Congress Street, Boston, Massachusetts 02210-2805.
Independent Trustees

	Position(s)		Number of Funds
	Held with	Principal Occupation(s) and other Directorships	in Fund Complex
Name (Birth Year)	Trust	During Past 5 Years	Overseen
Charles L. Bardelis (1941)	Trustee (since 2005)	Director, Island Commuter Corp. (Marine Transport).	212

		Trustee of John Hancock Variable Insurance Trust (since 1988).

Peter S. Burgess (1942)	Trustee (since 2005)	Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant. Partner, Arthur Andersen (independent public accounting firm) (prior to 1999).	212

		Director of the following publicly traded companies:
		Lincoln Educational Services Corporation (since 2004), Symetra Financial Corporation (since 2010) and PMA Capital Corporation (2004-2010).

		Trustee of John Hancock Variable Insurance Trust (since 2005).

Grace K. Fey (1946)	Trustee (since 2008)	Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009).	212

		Trustee of John Hancock Variable Insurance Trust (since 2008).

	Position(s)		Number of Funds
	Held with	Principal Occupation(s) and other Directorships	in Fund Complex
Name (Birth Year)	Trust	During Past 5 Years	Overseen
Theron S. Hoffman (1947)	Trustee (since 2008)	Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (since 2003 - 2010); President, Westport Resources Management (investment management consulting firm)(2006—2008); Senior Managing Director, Partner and Operating Head, Putnam Investments (2000—2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997—2000).	212

		Trustee of John Hancock Variable Insurance Trust (since 2008) and John Hancock Funds II (since 2008).

Hassell H. McClellan (1945)	Trustee (since 2005)	Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston College (since 1984).	212

		Trustee of John Hancock Variable Insurance Trust (since 2005) and Trustee of Virtus Variable Insurance Trust (since 2008).

James M. Oates (1946)	Trustee (since 2005)	Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman, Emerson Investment Management, Inc. (since 2000);	212
	Chairman (since 2005)	Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997) (Independent Chairman, 1997—2006).

		Director of the following publicly traded companies:
		Stifel Financial (since 1996); Investor Financial Services Corporation (1995—2007); and Connecticut River Bancorp (since 1998); Director of the following mutual funds:
		Phoenix Mutual Funds (1988—2008); Virtus Funds (since 2008); and Emerson Investment Management (since 2000).

		Chairman of the Boards of John Hancock Variable Insurance Trust and John Hancock Funds II.

		Trustee of John Hancock Variable Insurance Trust (since 2004) and former Trustee of John Hancock Funds III (2005—2006).

	Position(s)		Number of Funds
	Held with	Principal Occupation(s) and other Directorships	in Fund Complex
Name (Birth Year)	Trust	During Past 5 Years	Overseen
Steven M. Roberts (1944)	Trustee (since 2008)	Board of Governors Deputy Director Division of Banking Supervision and Regulation, Federal Reserve System (2005-2008); Partner, KPMG (1987-2004). Trustee of John Hancock Variable Insurance Trust (since 2008).	212
Non-Independent Trustee

	Position(s)		Number of Funds
	Held with	Principal Occupation(s) and other Directorships	in Fund Complex
Name (Birth Year)	Trust	During Past 5 Years	Overseen
James R. Boyle[1] (1959)	Trustee (since 2005)	Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock Investment Management Services, LLC (2005-2010).	216

Trustee of John Hancock Variable Insurance Trust (since 2005) and John Hancock retail funds (2005-2010).

(1)	Mr. Boyle is an “interested person” (as defined in the 1940 Act) of the Trust due to positions with the Adviser’s affiliates.
Principal Officers who are not Trustees

Position(s) Held
Name (Birth Year)	with the Trust	Principal Occupation(s) During Past 5 Years
Hugh McHaffie (1959)	President (since 2009)	Executive Vice President, John Hancock Financial Services (since 2006, including prior positions); President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

Thomas M. Kinzler (1955)	Secretary and Chief Legal Officer (since 2006)	Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2007); and Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr. (1947)	Chief Compliance Officer (since 2005)	Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005—2008).

Position(s) Held
Name (Birth Year)	with the Trust	Principal Occupation(s) During Past 5 Years
Michael J. Leary (1965)	Treasurer (since 2009)	Assistant Vice President, John Hancock Financial Services (since 2007); Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2009); Treasurer, John Hancock retail funds (2007-2010); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Assistant Treasurer, John Hancock retail funds (2007-2009 and 2010), John Hancock Funds II and John Hancock Variable Insurance Trust (2007—2009) and John Hancock Funds III (since 2009); Vice President and Director of Fund Administration, JP Morgan (2004-2007).

John G. Vrysen (1955)	Chief Operating Officer (since 2007)	Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Charles A. Rizzo (1959)	Chief Financial Officer (since 2007)	Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005—2007); Vice President, Goldman Sachs (2005—2007).
Additional Information About the Trustees
In addition to the description of each Trustee’s Principal Occupation(s) and Other Directorships set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. Each Trustee has experience as a Trustee of the Trust, as well as experience as a Trustee of other John Hancock funds. It is the Trustees’ belief that this allows the Board, as a whole, to oversee the business of the Fund and the Trust’s other series (collectively, the “funds”) in a manner consistent with the best interests of the funds’ shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.
     Charles L. Bardelis — As a director and former chief executive of an operating company, Mr. Bardelis has experience with a variety of financial, staffing, regulatory and operational issues. He also has experience as a director of publicly traded companies.
     James R. Boyle — Through his positions as Chairman and Director of the Adviser, position as a senior executive of MFC, the Adviser’s parent company, and positions with other affiliates of the Adviser, Mr. Boyle has experience in the development and management of registered investment companies, variable annuities and retirement products, enabling him to provide management input to the Board.

     Peter S. Burgess — As a financial consultant and certified public accountant and a former partner in a major independent registered public accounting firm, Mr. Burgess has experience in the auditing of financial services companies and mutual funds. He also has experience as a director of publicly traded operating companies.
     Grace K. Fey — As a consultant to nonprofit and corporate boards, and as a former director and executive of an investment management firm, Ms. Fey has experience in the investment management industry. She also has experience as a director of another operating company.
     Theron S. Hoffman — As a consultant and as a former executive of an investment management firm, Mr. Hoffman has experience in executive management and corporate operations.
     Hassell H. McClellan — As a professor in the graduate management department of a major university and as a former director of several privately held companies, Mr. McClellan has experience in corporate and financial matters. He also has experience as a director of other investment companies not affiliated with the Trust.
     James M. Oates — As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. Mr. Oates previously served as chief executive officer of two banks. He also has experience as a director of other publicly traded companies and investment companies not affiliated with the Trust. Mr. Oates, an Independent Trustee, serves as the Board’s Chairman.
     Steven M. Roberts — As an economist, former assistant to a Federal Reserve Chairman, and Deputy Director of the Division of Banking Supervision and Regulation of the Federal Reserve, Board, and as a former partner in a major independent registered public accounting firm, Mr. Roberts has experience with economic and monetary policy, federal financial regulation, and accounting.
Duties and Compensation of Trustees
The Trust is organized as a Massachusetts business trust. Under the Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisers. Each Trustee has the experience, skills, attributes or qualifications described above (see “Principal Occupation(s) and Other Directorships” and “Additional Information About the Trustees” above). The Board appoints officers who assist in managing the day-to-day affairs of the Trust. The Board met eight times during the latest fiscal year.
The Board has appointed an Independent Trustee as Chairman. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.
The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the funds’ operations and meaningful representation of the shareholders’ interests, given the number of funds offered by the Trust and the amount of assets that these funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Boyle, as Chairman and Director of the Adviser, and senior executive of MFC, the Adviser’s parent company, and of other affiliates of the Adviser, provides the Board with the Adviser’s perspective in managing and sponsoring the funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
Board Committees
The Board has a standing Audit Committee composed solely of Independent Trustees (Messrs. Bardelis, Burgess and Roberts). Mr. Burgess serves as Chairman of this Committee. The Committee met four times during the Trust’s last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of an independent registered public accounting firm for the Trust, approve all significant services proposed to be performed by its independent registered public accounting firm and to consider the possible effect of such services on its independence.
The Board also has a Nominating Committee composed of all of the Independent Trustees. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee will consider nominees recommended by Trust shareholders. Nominations should be forwarded to the attention of the Secretary of the Trust at 601 Congress Street, Boston, Massachusetts 02210. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) in order to be considered by the Nominating Committee.
The Board also has a standing Compliance Committee and three Investment Committees. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Trust. The Compliance Committee is composed of the following Trustees: Messrs. McClellan, Oates, and Hoffman, and Ms. Fey). Mr. McClellan serves as Chairman of this Committee. The Compliance Committee met four times during the last fiscal year. Each Investment Committee reviews investment matters relating to a particular group of funds. The Investment Committees are composed of the following Trustees: Investment Committee A: Messrs. Oates and Hoffman; Investment Committee B: Messrs. Bardelis, Boyle and Roberts; Investment Committee C: Messrs. McClellan and Burgess, and Ms. Fey. Messrs. Hoffman and Bardelis and Ms. Fey serve as Chairpersons of Investment Committee A, B and C, respectively. Each Investment Committee met five times during the last fiscal year.
Annually, the Board evaluates its performance and that of its Committees, including the effectiveness of the Board’s Committee structure.
Risk Oversight
As registered investment companies, the funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. As a part of its overall activities, the Board oversees the funds’ risk management activities that are implemented by the Adviser, the Trust’s Chief Compliance Officer (“CCO”) and other service providers to the funds. The Adviser has primary responsibility for the funds’ risk management on a day-to-day basis as a part of its overall responsibilities. The funds’ subadvisers, subject to oversight of the Adviser, are primarily responsible for managing investment and financial risks as a part of their day-to-day investment responsibilities, as well as operational and compliance risks at their respective firms. The Adviser and the CCO also assist the Board in overseeing compliance with investment policies of the funds and regulatory requirements, and monitor the implementation of the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.
The Adviser identifies to the Board the risks that it believes may affect the funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various Committees as described below. Each Committee meets at least quarterly and presents reports to the Board, which may prompt further discussion of issues concerning the oversight of the funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the Committee process.

The Board has established three Investment Committees. Each Investment Committee assists the Board in overseeing the significant investment policies of the relevant funds and the performance of their subadvisers. With respect to the funds of funds, the Board as a whole directly oversees the significant investment policies and the performance of the Adviser and the subadvisers. The Adviser monitors these policies and subadviser activities and may recommend changes to each Investment Committee (or the Board as a whole, in cases of funds of funds) in response to subadviser requests or other circumstances. On at least a quarterly basis, each Investment Committee (or the Board as a whole, in cases of funds of funds) reviews reports from the Adviser regarding the relevant funds’ investment performance, which include information about investment and financial risks and how they are managed, and from the CCO regarding subadviser compliance matters. In addition, each Investment Committee (or, in certain cases, the Board as a whole) meets periodically with the portfolio managers of the funds’ subadvisers to receive reports regarding management of the funds.
The Audit Committee assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the funds’ financial reporting. In addition, this Committee oversees the process of each fund’s valuation of its portfolio securities, with day-to-day responsibility for valuation determinations having been delegated to the Trust’s Pricing Committee (comprised of officers of the Trust).
The Compliance Committee assists the Board in overseeing the activities of the Trust’s CCO with respect to the compliance programs of the funds, the Adviser, the subadvisers, and certain of the funds’ other service providers (the distributor and transfer agent). This Committee and the Board receive and consider periodic reports from the CCO throughout the year, including the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs.
In addressing issues regarding the funds’ risk management between meetings, appropriate representatives of the Adviser communicate with the Chairman of the Board, the relevant Committee Chair, or the Trust’s CCO, who is directly accountable to the Board. As appropriate, the Chairman of the Board, the Committee Chairs and the Trustees confer among themselves, with the Trust’s CCO, the Adviser, other service providers, external fund counsel, and counsel to the Independent Trustees, to identify and review risk management issues that may be placed on the full Board’s agenda and/or that of an appropriate Committee for review and discussion.
In addition, in its annual review of the funds’ advisory, subadvisory and distribution agreements, the Board reviews information provided by the Adviser, the subadvisers and the distributor relating to their operational capabilities, financial condition, risk management processes and resources.
The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
The Adviser also has its own, independent interest in risk management. In this regard, the Adviser has appointed a Risk and Investment Operations Committee, consisting of senior personnel from each of the Adviser’s functional departments. This Committee reports periodically to the Board on risk management matters. The Adviser’s risk management program is part of the overall risk management program of John Hancock, the Adviser’s parent company. John Hancock’s Chief Risk Officer supports the Adviser’s risk management program, and at the Board’s request will report on risk management matters.
Compensation of Trustees and Officers
The following table provides information regarding the compensation paid by JHF II and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. JHF II pays fees only to its Independent Trustees. Each Trustee is reimbursed for travel and other out-of-pocket expenses.
Each Independent Trustees receives an annual retainer of $50,000 and a fee of $4,000 for attendance at meeting of the Trustees that he or she attends in person. The Chairman of the Board receives an additional $35,000 annual retainer. The Chairman of the Audit Committee receives an additional $10,000 annual retainer. The Chairman of the Compliance Committee receives an additional $10,000 annual retainer.

Compensation Table1

		Total Compensation
	Total	from JHF II and the	Number of Funds in
	Compensation from	John Hancock Fund	Fund Complex
Name of Trustee	JHF II	Complex	Overseen[2]
Independent Trustees
Charles L. Bardelis	$70,000	$270,000	258
Peter S. Burgess	$80,000	$300,000	258
Grace Fey	$70,000	$270,000	258
Theron S. Hoffman	$70,000	$270,000	258
Hassell H. McClellan	$80,000	$300,000	258
James M. Oates	$105,000	$370,000	258
Steven M. Roberts	$70,000	$270,000	258
Interested Trustee
James R. Boyle	—	—	258

(1)	Compensation received for services as a Trustee as of December 31, 2011. JHF II does not have a pension or retirement plan for any of its Trustees or officers. In addition, JHF II does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the “Plan”). Under the Plan, an Independent Trustee may defer his or her fees by electing to have the Adviser invest the fees in one of the funds in the John Hancock Fund Complex that participates in the Plan.

(2)	There are approximately 258 series in the John Hancock Fund complex as of December 31, 2011.
The Fund will commence operation on or following the date of this SAI and, therefore, the officers and Trustees of the Trust as a group beneficially owned no shares of any class of the Fund. No shareholders beneficially owned 5% or more of the outstanding shares of the Fund. The Adviser will own all of the outstanding shares of the Fund on commencement date and, therefore, will be deemed to control the Fund.
Trustee Ownership of Shares of the Fund
The table below lists the amount of securities of the Fund beneficially owned by each Trustee as of December 31, 2011. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

Charles
	L.	Peter S.	Grace K.	Theron S.	Hassell H.	Steven M.	James M.
Fund	Bardelis	Burgess	Fey	Hoffman	McClellan	Roberts	Oates
Strategic Equity Allocation Fund	A	A	A	A	A	A	A
Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	E	E	E	E	E	E	E

Fund	James M. Boyle
Strategic Equity Allocation Fund	A

Fund	James M. Boyle
Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	A

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES
The Advisory Agreement
The Fund has entered into an investment management contract (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of the Fund’s operations except those delegating to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Fund. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of the Fund and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees. The Adviser may elect directly to manage the investment and reinvestment of the assets of the Fund, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.
JHF II bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser’s employees rendering such services to the Fund); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the Fund, the Adviser or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Pursuant to a Service Agreement, the Adviser is responsible for providing, at the expense of JHF II, certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service oversight.
Adviser Compensation. As compensation for its services, the Adviser receives a fee from the Fund, stated as an annual percentage of the current value of the average daily net assets of the Fund. The Fund’s advisory fee is accrued and paid daily to the Adviser for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the applicable annual fee rate, and multiplying this product by the net assets of the Fund. The management fees that the Fund currently is obligated to pay the Adviser are set forth in the Prospectus.
From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund’s expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund’s annual expenses fall below this limit. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.
Securities held by the Fund also may be held by other funds or investment advisory clients for which the Adviser, the subadvisers or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for the Fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund, other funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

The Subadvisory Agreements
John Hancock Asset Management a division of Manulife Asset Management (US), LLC serves as the subadviser to the Fund.
Duties of the Subadviser. Under the terms of the current subadvisory agreement, the subadviser manages the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board and the Adviser. The subadviser formulates a continuous investment program for the Fund consistent with its investment objective and policies, as outlined in the Prospectus. The subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board with respect to the implementation of such programs. The subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned Fund. Additional information about the Fund’s portfolio managers, including other accounts managed, ownership of Fund shares, and compensation structure, can be found at Appendix B to this SAI.
The Adviser has delegated to the subadviser of the Fund the responsibility to vote all proxies relating to securities held by the Fund in accordance with the subadviser’s proxy voting policies and procedures. The subadviser has a duty to vote or not vote such proxies in the best interests of the Fund that it subadvises and its shareholders and to avoid the influence of conflicts of interest.
Subadvisory Fees. As compensation for its services, the subadviser receives fees from the Adviser.
Affiliated Subadvisers. The Adviser and the subadvisers listed below are controlled by MFC:
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited; and
John Hancock Asset Management a division of Manulife Asset Management (US), LLC
(collectively, “Affiliated Subadvisers”).
Advisory arrangements involving Affiliated Subadvisers may present certain potential conflicts of interest. For each fund of JHF II subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the affiliated subadviser. Consequently, MFC may be viewed as benefiting financially from; (i) the appointment of or continued service of Affiliated Subadvisers to manage the funds; and (ii) the allocation of the assets of funds of funds to the funds having affiliated subadvisers. However, both the Adviser in recommending to the Board of Trustees the appointment or continued service of Affiliated Subadvisers, have a fiduciary duty to act in the best interests of the relevant funds and their shareholders. In addition, under the JHF II “Manager of Managers” exemptive order received from the SEC, JHF II is required to obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadviser as the subadviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.
Additional Information Applicable to Subadvisory Agreements
Term of the Subadvisory Agreement. The subadvisory agreement will initially continue in effect as to the Fund for a period no more than two years from the date of its execution (or the execution of an amendment making an existing subadvisory agreement applicable to the Fund) and thereafter if such continuance is specifically approved at least annually either: (a) by the Board; or (b) by the vote of a majority of the outstanding voting securities of the Fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Subadvisory Agreement.
Any required shareholder approval of any continuance of the Subadvisory Agreement shall be effective with respect to the Fund if a majority of the outstanding voting securities of the Fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of: (a) any other series of JHF II affected by the Agreement; or (b) all of the series of JHF II.
Failure of Shareholders to Approve Continuance of the Subadvisory Agreement. If the outstanding voting securities of the Fund fail to approve any continuance of the Subadvisory Agreement, the subadviser may continue to act as investment subadviser with respect to the Fund pending the required approval of the continuance of such Agreement or a new agreement with either that party or a different subadviser, or other definitive action.

Termination of the Subadvisory Agreements. The Subadvisory Agreement may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the Agreement, and also to the Fund. The following parties may terminate the Subadvisory Agreement:
•	the Board;
•	a majority of the outstanding voting securities of the Fund;
•	the Adviser; and
•	the subadviser.
The Subadvisory Agreement will automatically terminate in the event of its assignment.
Amendments to the Subadvisory Agreement. The Subadvisory Agreement may be amended by the parties to the Agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (except as noted below) and by the vote of a majority of the Independent Trustees.
The required shareholder approval of any amendment to the Subadvisory Agreement shall be effective with respect to the Fund if a majority of the outstanding voting securities of the Fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of: (a) any other series of JHF II affected by the amendment; or (b) all the series of JHF II.
As noted under “Who’s who — Investment adviser” in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an affiliated subadviser) or change a subadvisory fee or otherwise amend the subadvisory agreement (other than for an affiliated subadviser) pursuant to an agreement that is not approved by shareholders.
A discussion regarding the basis for the Board’s approval of the Advisory and Subadvisory Agreements for the Fund will available in the shareholder report covering the first semi-annual period of the Fund’s operations.
Other Services
Proxy Voting. The Trust’s proxy voting policies and procedures (the “JHF II Procedures”) delegate to the subadvisers of the Fund the responsibility to vote all proxies relating to securities held by that Fund in accordance with the subadvisers’ proxy voting policies and procedures. A subadviser has a duty to vote or not vote such proxies in the best interests of the Fund it subadvises and its shareholders, and to avoid the influence of conflicts of interest. Complete descriptions of the JHF II Procedures and the proxy voting procedures of the subadvisers are set forth in Appendix C to this SAI.
It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when a subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest also could also arise when the Fund, its Adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event that a subadviser becomes aware of a material conflict of interest, the JHF II Procedures generally require a subadviser to follow any conflicts procedures that may be included in the subadviser’s proxy voting procedures. These conflicts procedures generally include one or more of the following:
(a)	voting pursuant to the recommendation of a third party voting service;
(b)	voting pursuant to pre-determined voting guidelines; or
(c)	referring voting to a special compliance or oversight committee.
The specific conflicts procedures of the subadvisers are set forth in its proxy voting procedures included in Appendix C. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.

Although a subadviser may have a duty to vote all proxies on behalf of the Fund, it is possible that a subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits a subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the Fund to vote the proxies. A subadviser also may choose not to recall securities that have been lent in order to vote proxies for shares of the security since the Fund would lose security lending income if the securities were recalled.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (1) without charge upon request, by calling (800) 344-1029 (attention: Secretary); and (2) on the SEC’s Web site at www.sec.gov.
DISTRIBUTION AGREEMENT
The Fund has a Distribution Agreement with John Hancock Funds, LLC, the Distributor, located at 601 Congress Street, Boston, Massachusetts. Under the Agreement, the Distributor is obligated to use its best efforts to sell shares of the Fund. Shares of the Fund also may sold by selected broker-dealers, banks and registered investment advisers (“Selling Firms”) that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Distributor accepts orders for the purchase of the shares of the Fund that are continually offered at the NAV next determined, plus any applicable sales charge, if any.
SALES COMPENSATION
Additional Payments to Financial Intermediaries. Shares of the Fund are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Distributor may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many firms that sell shares of the Fund receive one or more types of these cash payments. The categories of payments that the Distributor provides to firms are described below. These categories are not mutually exclusive and the Distributor may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to promote the sale of the Fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Fund and that are willing to cooperate with the Distributor’s promotional efforts. The Distributor does not make an independent assessment of the cost of providing such services.
As of December 31, 2011, the following member firms of the Financial Industry Regulatory Authority (“FINRA”) have arrangements in effect with the Distributor pursuant to which the firm is entitled to a revenue sharing payment:
1st Global Capital Corp.
Advisor Group-FSC Securities Corporation
Advisor Group-Royal Alliance Associates, Inc.
Advisor Group-Sagepoint Financial, Inc.
Ameriprise Financial Services, Inc.
AXA Advisors, LLC
Banc of America/Merrill Lynch
Cambridge Investment Research
CCO Investment Services
Centaurus Financial, Inc.

Cetera-Financial Network Investment Corp.
Cetera-Multi-Financial Securities Corporation
Cetera-PrimeVest Financial Services, Inc.
Charles Schwab
Commonwealth Financial Network
Crown Capital Securities L.P.
Cuso Financial Services
Fintegra LLC
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management
H.D. Vest Investment Services, Inc.
Infinex Investments Inc.
ING Financial Partners, Inc.
Oppenheimer & Co., Inc.
Janney Montgomery Scott, LLC
John Hancock Financial Network
J.J.B. Hilliard. W.L. Lyons, Inc.
Key Investment Services
Lincoln Financial Network
MML Investor Services, Inc.
Money Concepts Capital Corp.
Morgan Stanley Smith Barney, LLC
NFP Securites, Inc.
NPH-Investment Centers of America
NPH-Invest Financial Corporation
NPH-National Planning Corp.
NPH-SII Investments, Inc.
ProEquities, Inc.
Raymond James and Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets Corporation
Robert W. Baird & Co.
Securities America Inc.
Stifel, Nicolaus, & Co, Inc.
The Investment Center, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Unionbanc Investment Services
Wells Fargo Advisors
The Distributor also has arrangements with intermediaries that are not members of FINRA.

Sales and Asset Based Payments. The Distributor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Fund. The Distributor hopes to benefit from revenue sharing by increasing the Fund’s net assets, which, as well as benefiting the Fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the Fund in its sales system or give the Distributor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Distributor by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Fund.
The revenue sharing payments the Distributor makes may be calculated on sales of shares of the Fund (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain previously sold shares of the Fund in investor accounts. The Distributor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.
Administrative and Processing Support Payments. The Distributor also may make payments to certain firms that sell shares of the Fund for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Fund does not pay for these costs directly. The Distributor also may make payments to certain firms that sell shares of the Fund in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Distributor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up the Fund on a firm’s mutual fund trading system.
Other Cash Payments. From time to time, the Distributor may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Fund. Such compensation provided by the Distributor may include financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the Fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the Fund. If a firm provides these services, the Adviser or the Fund may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the Fund.
NET ASSET VALUE
Securities are valued by various methods which are generally described below. As noted in the Prospectus, the Fund’s portfolio securities also may be fair valued by the Trust’s Pricing Committee in certain instances.
Equity Securities Traded on Stock Exchanges
Most equity securities that are traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales prices as of the close of the exchange in the principal market on which the security trades, or, lacking any sales, at the closing bid prices. Certain exceptions exist. For example, securities traded on the London Stock Exchange and NASDAQ are valued at the official closing price.

Securities Traded on the OTC Market
Securities traded only in the OTC market are generally valued at the last bid prices quoted by brokers that make markets in the securities at the close of regular trading on the NYSE.
Debt Securities and Convertible Securities
Debt securities for which market quotations are readily available may be valued at market value determined by the security’s most recent bid price (sales price if the principal market is an exchange) in the principal market in which it is normally traded, as furnished by recognized dealers in such securities. Debt securities (other than certain short term debt securities which are valued at amortized cost) and convertible securities also may be valued on the basis of information furnished by a pricing service. A number of pricing services are available and the Fund may use various pricing services or discontinue the use of any pricing service.
Short Term Debt Instruments
Certain short term debt instruments held by the Fund will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.
Open-End Investment Companies
Shares of other open-end investments companies held by the Fund are valued based on the NAV of the underlying fund.
Securities Denominated in Foreign Currencies
The value of securities denominated in foreign currencies are converted into U.S. dollars at the prevailing exchange rate at the close of the NYSE.
Options and Futures Contracts
Exchange-traded options are valued at sale prices, if available, and at the mean of the bid and ask prices if a sale price is unavailable. Futures contracts are valued at the most recent settlement price.
Limited Partnerships and Pooled Investment Vehicles
The value of the Fund’s interest in entities such as limited partnerships and other pooled investment vehicles, such as hedge funds, will be determined by fair valuation. In general, the fair value of the Fund’s interest in a hedge fund will represent the amount that the Fund could reasonably expect to receive from a hedge fund or from a third party if the Fund’s interest was redeemed or sold at the time of valuation, based on information available at the time the valuation is made that the Fund reasonably believes to be reliable. In determining fair value for investments in hedge funds, the Fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of a hedge fund in which the Fund has invested, computed in compliance with the hedge fund’s valuation policies and procedures, in addition to any other relevant information available at the time of valuation. In certain instances, the Trust’s Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Non-Negotiable Security

A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were liquidated at the time of valuation.
For purposes of calculating the NAV of the Fund’s shares, investment transactions are accounted for on a “trade date plus one basis” (i.e., the business day following the trade date). However, for financial reporting purposes, investment transactions are reported on the trade date.
Except for the types of securities described below, securities held by the Fund will be valued as follows:
•	Securities traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the NYSE on the day the securities are being valued, or, lacking any sales, at the closing bid prices.
•	Securities traded only in the OTC market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the NYSE.
•	Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.
•	Interests in entities such as limited partnerships and other pooled investment vehicles, such as hedge funds, will be subject to fair valuation. In general, the fair value of the Fund’s interest in a hedge fund will represent the amount that the Fund could reasonably expect to receive from a hedge fund or from a third party if the Fund’s interest was redeemed or sold at the time of valuation, based on information available at the time the valuation is made that the Fund reasonably believes to be reliable. In determining fair value for investments in hedge funds, the Fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of a hedge fund in which the Fund has invested, computed in compliance with the hedge fund’s valuation policies and procedures, in addition to any other relevant information available at the time of valuation. In certain instances, the Trustees or their designee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
•	Shares of the other investment companies held by the Fund are valued at their NAV as described in the Prospectus under “Valuation of Shares.”
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a Policy Regarding Disclosure of Portfolio Holdings, to protect the interests of the shareholders of the Fund and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of the Fund’s subadvisers, principal underwriter or affiliated persons of the Adviser, subadvisers or principal underwriter. The Trust’s general policy with respect to the release of the Fund’s portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. The Trust applies its policy uniformly to all potential recipients of this information, including individual and institutional investors, intermediaries, affiliated persons of the Fund, and to all third party service providers and rating agencies.
As described in the Prospectus, the Fund posts to its Web site at www.jhfunds.com complete holdings for the Fund no earlier than fifteen (15) days after each calendar month end. The Fund also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of Fund’s fiscal year and on Form N-CSR on the second and fourth quarter ends of Fund’s fiscal year. Form N-Q is not required to be mailed to shareholders but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of the Fund’s holdings with their Annual and Semi-Annual Reports.

Portfolio holdings information for the Fund that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. The Fund’s material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of the Fund to: entities that, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Moody’s, S&P, Fitch, Morningstar and Lipper, Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over the Trust and its affiliates; and institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can be approved only by the Trust’s Chief Compliance Officer (“CCO”) or the CCO’s duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
As of the date of this SAI, the entities receiving information described in the preceding paragraph are: SS&C Technologies (reconciliation), Citigroup Global Transactions Services (middle office services), ITG Solutions (trade analysis), SEI (middle and back office functions), Barra (performance), Barclay Capital (portfolio analysis), Star Compliance (monitoring), BBH (compliance monitoring, ), Mathias & Carr (binding), Diversified Information Technologies (data storage), Bloomberg (research), Proxy Governance (proxy voting), Bell Global Media (reporting), Cogent (commission tracking), MacGregor (trading), Plexus (analytics), Omgeo (software), Abel Noser (execution), Global Trading Analytics (analytics), Glass Lewis (proxy voting), Northern Trust (back office), BNYM (middle office functions), TCS of America (technology support), State Street Investment Management Solutions (derivatives support), Markit (loan pricing), Fidelity (monthly with 36 day lag), Swift (messaging,), Vestek (analytics, monthly with 30 day lag); Evare (3rd party reconciliation, ); Morningstar (rating organization, monthly with 32 day lag); Lipper (rating organization, monthly with 32 day lag); Fact Set (analytics, ); PricewaterhouseCoopers (audit services, annually); ISS (class action services, proxy voting, monthly with 36 day lag); Elkins McSherry (analytics, quarterly); Broadridge (proxy voting,); CAPIS (analytics, quarterly); Gainskeeper (tax analysis, ); Goldman Sachs (securities lending, ); Electra (3rd party reconciliation, ); Advent (third party reconciliation), and FX Transparency (foreign exchange analysis, quarterly).
The CCO is required to pre-approve the disclosure of nonpublic information regarding the Fund’s portfolio holdings to any affiliated persons of the Trust. The CCO will use the same three considerations stated above before approving disclosure of the Fund’s nonpublic information to affiliated persons.
The CCO shall report to the Board whenever additional disclosures of the Fund’s portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO shall then provide annually a report to the Board regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of the Fund’s nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of the Trust, the CCO shall refer the conflict to the Board. The Board shall then permit such disclosure of the Fund’s nonpublic information only if in its reasonable business judgment it concludes that such disclosure will be in the best interests of the Trust’s shareholders.
The receipt of compensation by the Fund, the Adviser, a subadviser or an affiliate as consideration for disclosing the Fund’s nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
Registered investment companies and separate accounts that are advised or subadvised by the Fund’s subadvisers may have investment objectives and strategies and, therefore, portfolio holdings, that potentially are similar to those of the Fund. Neither such registered investment companies and separate accounts nor the Fund’s subadvisers are subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, and may be subject to different portfolio holdings disclosure policies. The Fund’s subadvisers may not, and the Trust’s Board cannot, exercise control over policies applicable to separate subadvised funds and accounts.

In addition, the Adviser or the Fund’s subadvisers may receive compensation for furnishing to separate account clients (including sponsors of wrap accounts) model portfolios, the composition of which may be similar to those of the Fund. Such clients have access to their portfolio holdings and are not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings. In general, the provision of portfolio management services and/or model portfolio information to wrap program sponsors is subject to contractual confidentiality provisions that the sponsor will only use such information in connection with the program, although there can be no assurance that this would be the case in an agreement between any particular Fund subadviser that is not affiliated with the Adviser and a wrap account sponsor. Finally, the Adviser or the Fund’s subadvisers may distribute to investment advisory clients analytical information concerning a model portfolio, which information may correspond substantially to the characteristics of the Fund’s portfolio, provided that the Fund is not identified in any manner as being the model portfolio.
The potential provision of information in the various ways discussed in the preceding paragraph is not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, as discussed above, and is not deemed to be the disclosure of the Fund’s nonpublic portfolio holdings information.
As a result of the Fund’s inability to control the disclosure of information as noted above, there can be no guarantee that this information would not be used in a way that adversely impacts the Fund. Nonetheless, the Fund has oversight processes in place to attempt to minimize this risk.
SPECIAL REDEMPTIONS
Although it would not normally do so, the Fund has the right to pay the redemption price of its shares in whole or in part in portfolio securities as prescribed by the Trustees. When a shareholder sells any securities received in a redemption of Fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the Fund’s NAV.
JHF II has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of assets of the Fund and other funds managed by the Adviser or its affiliates (“Affiliated Funds”) in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company, such as the Fund, from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in-kind distribution of portfolio securities. However, under a no-action letter issued by the SEC staff, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in-kind redemptions by Fund and Affiliated Fund shareholders subject to specified conditions, including that:
•	the distribution is effected through a pro rata distribution of securities of the distributing Fund or Affiliated Fund;
•	the distributed securities are valued in the same manner as they are in computing the Fund’s or Affiliated Fund’s NAV; neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and
•	the Board, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the Fund and the Affiliated Fund.
ADDITIONAL SERVICES AND PROGRAMS
Exchange Privilege. JHF II permits exchanges of shares of any class for shares of the same class in any other fund within the John Hancock Fund Complex offering that same class at the time of the exchange, as well as to Class A shares of John Hancock Money Market Fund, a series of John Hancock Current Interest. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Exchanges between the Fund and other funds are based on their respective NAVs. The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.
An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for federal income tax purposes. An exchange may result in a taxable gain or loss. See “Additional Information Concerning Taxes.”
Section 403(b)(7) Accounts:
Section 403(b)(7) of the Code permits public school employers and employers of certain types of tax-exempt organizations to establish for their eligible employees custodial accounts for the purpose of providing for retirement income for such employees. Treasury regulations impose certain conditions on exchanges between one custodial account intended to qualify under Section 403(b)(7) (the “exchanged account”) and another contract or custodial account intended to qualify under Section 403(b) (the “replacing account”) under the same employer plan (a “Section 403(b) Plan”). Specifically, the replacing account agreement must include distribution restrictions that are no less stringent than those imposed under the exchanged account agreement, and the employer must enter in an agreement with the custodian (or other issuer) of the replacing account under which the employer and the custodian (or other issuer) of the replacing account will from time to time in the future provide each other with certain information.
Due to these Regulations:
1)	The Fund does not accept requests to establish new John Hancock custodial 403(b)(7) accounts intended to qualify as a Section 403(b) Plan; and

2)	The Fund does not accept requests for exchanges or transfers into your John Hancock custodial 403(b)(7) accounts (i.e., where yours is the replacing account) ; and

3)	The Fund requires certain signed disclosure documentation in the event:

•	You established a John Hancock custodial 403(b)(7) account with a fund prior to September 24, 2007; and

•	You direct the Fund to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b) contract or account (i.e., where the exchanged account is with the Fund).

4)	The Fund does not accept salary deferrals into 403(b)(7) accounts.
In the event that the Fund does not receive the required documentation, and you nonetheless direct the Fund to proceed with the transfer, the transfer may be treated as a taxable transaction.
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES
Shares of the Fund may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the Fund for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the Fund shares. This fee is paid by the Adviser, the Fund and/or the Distributor.
Certain accounts held on the Fund’s books, known as omnibus accounts, contain the investments of multiple underlying clients that are invested in shares of the fund. These underlying client accounts are maintained by entities such as financial intermediaries. When you invest indirectly in an John Hancock Fund through a financial intermediary such as but not limited to: a broker-dealer, a bank (including a bank trust department), an investment adviser, a record keeper or trustee of a retirement plan or qualified tuition plan or a sponsor of a fee-based program that maintains an omnibus account with the fund for trading on behalf of its customers, different guidelines, conditions, services and restrictions may apply that vary from those discussed in the fund’s prospectus and if you had held your shares of the Fund directly. These differences may include, but are not limited to: (i) eligibility standards to purchase, exchange, and sell shares depending on that intermediary’s policies; (ii) availability of sales charge waivers and fees (iii) different minimum and maximum initial and subsequent purchase amounts; and (iv) inability to provide Letter of Intent privileges. Additional conditions may apply to your investment in a fund, and the investment professional or intermediary may charge you a transaction-based, administrative or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates.
DESCRIPTION OF FUND SHARES
The Trustees are responsible for the management and supervision of JHF II. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund or other series of the Trust without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of [99] series. Additional series may be added in the future. The Trustees have authorized the issuance of one class of shares for the Fund, designated as Class NAV. Additional classes of shares may be authorized in the future.
The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.
Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class, and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions that the IRS imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.
In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.
Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund’s assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that the Fund shall not be liable for the liabilities of any other series of the Trust. Furthermore, the Fund shall not be liable for the liabilities of any other fund within the John Hancock Fund Complex. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.
The Fund reserves the right to reject any purchase order application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. JHF II does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Shares of the Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.
SAMPLE CALCULATION OF MAXIMUM OFFERING PRICE
Class NAV shares of the Fund are sold at NAV without any initial sales charges or CDSCs.
ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.
JHF II believes that the Fund will qualify as a regulated investment company under Subchapter M of the Code. If the Fund does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, the Fund will not be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net exempt interest income for such taxable year.
The Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98.2% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, the Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
To qualify as a regulated investment company for income tax purposes, the Fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. With respect to gains from the sale or other disposition of foreign currencies, the Treasury Department can, by regulation, exclude from good income foreign currency gains which are not directly related to the Fund’s principal business of investing in stock (or options or futures with respect to stock of securities), but no regulations have been proposed or adopted pursuant to this grant of regulatory authority.
A “qualified publicly traded partnership” is a publicly traded partnership that meets certain requirements with respect to the nature of its income. All of the income received by the Fund from its investment in a qualified publicly traded partnership will be income satisfying the 90% qualifying income test. When investing in publicly traded partnerships, the Fund might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships during that year. Such income, even if not reported to the Fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the RIC income distribution requirements and would be taken into account for purposes of the 4% excise tax.
Under an IRS revenue ruling effective after September 30, 2006, income from certain commodities-linked derivatives in which the Fund may invest is not considered qualifying income for purposes of the 90% qualifying income test. This ruling limits the extent to which the Fund may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income. Although certain commodity-linked notes are not affected by this revenue ruling, it is unclear what other types of commodity-linked derivatives are affected.
To qualify as a regulated investment company, the Fund also must satisfy certain requirements with respect to the diversification of its assets. The Fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the Fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the Fund’s assets may be invested in securities (other than United States government securities or the securities of other regulated investment companies) of: (i) any one issuer; (ii) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses; or (iii) one or more qualified publicly traded partnerships.
If the Fund failed to qualify as a regulated investment company, the Fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further, distributions of income by the Fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Fund (which reduced rates are currently scheduled to expire after 2012). Compliance with the regulated investment company 90% qualifying income test and with the asset diversification requirements is carefully monitored by the Adviser and the subadvisers and it is intended that the Fund will comply with the requirements for qualification as a regulated investment company.
If the Fund fails to meet the annual gross income test described above, the Fund will nevertheless be considered to have satisfied the test if (i) (a) such failure is due to reasonable cause and not due to willful neglect and (b) the Fund reports the failure pursuant to Treasury Regulations to be adopted, and (ii) the Fund pays an excise tax equal to the excess non-qualifying income. If the Fund fails to meet the asset diversification test described above with respect to any quarter, the Fund will nevertheless be considered to have satisfied the requirements for such quarter if the Fund cures such failure within 6 months and either (i) such failure is de minimis or (ii) (a) such failure is due to reasonable cause and not due to willful neglect and (b) the Fund reports the failure under Treasury Regulations to be adopted and pays an excise tax.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 to offset capital gains in later years for an unlimited period.
The Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the Fund and therefore, would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Fund, such Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.
The Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Investment Policies — Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions: (1) will require the Fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out); and (2) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. The Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
The Fund’s investments in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If the Fund purchases shares in a “passive foreign investment company” (a “PFIC”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing Fund, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
The Fund may make investments in convertible securities and exchange traded notes. Convertible debt ordinarily is treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt, such as an exchange traded note issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, currency or commodity, is often treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.
For United States federal income tax purposes, distributions paid out of the Fund’s current or accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable as ordinary dividend income. Certain distributions out of qualified dividend income received by the Fund and paid by the Fund (whether paid in cash or reinvested in additional Fund shares) to individual taxpayers are taxed at rates applicable to net long-term capital gains (15%, or 0% for individuals in the 10% or 15% tax brackets through 2012). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the Fund itself. These special rules relating to the taxation of ordinary income dividends paid by regulated investment companies generally apply to taxable years beginning before January 1, 2013. Thereafter, the Fund’s dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further

Congressional action is taken. There can be no assurance as to what portion of the Fund’s dividend distributions will qualify as qualified dividend income.
Shareholders receiving any distribution from the Fund in the form of additional shares pursuant to the dividend reinvestment plan will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.
Distributions of net capital gain, if any, designated as capital gains dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.
The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will: (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain; (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain; and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.
Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in the shares sold and the sale proceeds. If the shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is: (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less; or (ii) 15% for gains recognized on the sale of capital assets held for more than one year (as well as certain capital gain distributions) (0% for individuals in the 10% or 15% tax brackets) but only for taxable years beginning on or before December 31, 2012. Thereafter, the maximum rate will increase to 20%, unless Congress enacts legislation providing otherwise.
Any loss realized upon the sale or exchange of Fund shares with a holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received (or amounts designated as undistributed capital gains) with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquires other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the shares. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.
Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund), during the period beginning on the date of the sale and ending on January 31 of the calendar year following the calendar year in which the sale was made, pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.
Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses. Certain distributions declared in October, November or December to shareholders of record of such month and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be “spilled back” and treated as paid by the Fund (except for purposes of the non-deductible 4% federal excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.

The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.
The benefits of the reduced tax rates applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.
Under legislation enacted in 2010, effective for tax years beginning after December 31, 2012, certain net investment income received by an individual having modified adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a tax of 3.8% percent. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Dividends paid by the Fund will constitute investment income of the type subject to this tax.
Additional Tax Considerations. If the Fund failed to qualify as a regulated investment company, the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the investment return for the Fund; to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.
If a shareholder realizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Treasury Regulations are subject to change, possibly with retroactive effect.
PORTFOLIO BROKERAGE
Pursuant to the Subadvisory Agreements, each subadviser is responsible for placing all orders for the purchase and sale of portfolio securities of the Fund. The subadvisers have no formula for the distribution of the Fund s’ brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the Fund. The cost of securities transactions for the Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed-income securities and money market instruments generally are traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisers will give consideration to a number of factors, including:
•	price, dealer spread or commission, if any;
•	the reliability, integrity and financial condition of the broker-dealer;
•	size of the transaction;

•	difficulty of execution;
•	brokerage and research services provided; and
•	confidentiality and anonymity.
Consideration of these factors by the subadvisers, either in terms of a particular transaction or a subadviser’s overall responsibilities with respect to the Fund and any other accounts managed by the subadviser, could result in the Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.
Soft Dollar Considerations. In selecting brokers and dealers, each subadviser will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser’s overall responsibilities with respect to the Fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, the subadvisers may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, a subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through portfolio brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.
The subadvisers also may receive research or research credits from brokers, which are generated from underwriting commissions when purchasing new issues of fixed-income securities or other assets for the Fund. These services, which in some cases also may be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadvisers in advising several of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because a subadviser and its affiliates receive such services.
As noted above, the subadvisers may purchase new issues of securities for the Fund in underwritten fixed-price offerings. In these situations, the underwriter or selling group member may provide a subadviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other subadviser clients, and a subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended, because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed-price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
•	the value of securities;
•	the advisability of purchasing or selling securities;
•	the availability of securities or purchasers or sellers of securities; and

•	analyses and reports concerning: (a) issuers; (b) industries; (c) securities; (d) economic, political and legal factors and trends; and (e) Fund strategy.
Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to a subadviser by or through a broker.
To the extent research services are used by a subadviser, such services would tend to reduce such party’s expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by a subadviser from brokers or dealers executing transactions for series of JHF II, which may not be used in connection with the Fund, also will be available for the benefit of other funds managed by the subadvisers.
Allocation of Trades by the Subadvisers. The subadvisers manage a number of accounts other than the Fund. Although investment determinations for the Fund will be made by a subadviser independently from the investment determinations it makes for any other account, investments deemed appropriate for the Fund by the subadviser also may be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund and other accounts. In such circumstances, a subadviser may determine that orders for the purchase or sale of the same security for the Fund and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadviser to be equitable and in the best interests of the Fund and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.
Affiliated Underwriting Transactions by the Subadvisers. JHF II has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates. These procedures prohibit the Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase.
LEGAL AND REGULATORY MATTERS
On June 25, 2007, the Adviser and three of its affiliates including the Distributor (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and one of the John Hancock Affiliates agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Variable Insurance Trust funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. The Distributor and another John Hancock Affiliate agreed to pay disgorgement in the amount of $2,087,477 and prejudgment interest of $359,460 to certain entities advised by the associated John Hancock Affiliates. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, an independent registered public accounting firm, has been appointed as the independent registered public accounting firm for the Fund. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, Massachusetts 02110.

CUSTODY OF PORTFOLIO SECURITIES
State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of the Fund and its assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODES OF ETHICS
JHF II, the Adviser, the Distributor and the subadvisers have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities including securities that may be purchased or held by the Fund.

APPENDIX A
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
MOODY’S
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
S&P
AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
FITCH
Investment Grade
AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB
Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B
Highly speculative.

•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).
CCC
•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).
CC
•	For issuers and performing obligations, default of some kind appears probable.
•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).
C
•	For issuers and performing obligations, default is imminent.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).
RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P
Commercial Paper
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1
This designation indicates that the degrees of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B-1. A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2. A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3. A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Dual Ratings
S&P assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.
TAX-EXEMPT NOTE RATINGS
Moody’s
Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG
This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.
S&P
Short-Term Issue

An S&P U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as note; and
•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.

APPENDIX B
John Hancock Asset Management a division of Manulife Asset Management (US) LLC
(“John Hancock Asset Management”)
John Hancock Strategic Equity Allocation Fund
The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investments in the fund that he manages.
The following table reflects approximate information as of December 31, 2011:

	Other	Registered
	Investment	Companies			Other Accounts (assets in
	(assets in millions)		Other Pooled Investment		millions)
		Assets		Assets
	Number of	(000,000	Number of	(000,000	Number of
Portfolio Manager	Accounts	omitted)	Accounts	omitted)	Accounts	Assets
Bob Boyda	48	$75,867	7	$2,957
Steve Medina	48	$75,867	7	$2,957
There are no accounts that pay fees based upon performance.
At John Hancock Asset Management, the structure of compensation of investment professionals is comprised of the following components: base salary, an annual investment bonus plan, a deferred performance award vested and paid in two installments as well as customary benefits that are offered generally to all full-time employees of John Hancock Asset Management. A limited number of senior portfolio managers who serve as officers of both John Hancock Asset Management and its parent company also may receive options or restricted stock grants of common shares of Manulife Financial.
The following describes each component of the compensation package for the investment management team including portfolio managers, research analysts and traders.
Base Salary. Base compensation is fixed and normally reevaluated on an annual basis. John Hancock Asset Management seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.
Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of John Hancock Asset Management and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:
•	Investment Performance: The majority of the bonus is calculated on investment performance of all accounts managed by the investment professional over one, three- and five-year periods are considered. The performance of each account is measured relative to an appropriate peer group benchmark. With respect to fixed income accounts, relative yields are also used to measure performance.
•	Short Term Cash Payout — Paid out to investment professionals in February for the prior year’s performance.

B-1

•	Long Term Deferred Compensation — Paid out to investment professionals in two installments in Years 4 and 5 of service. Based on three and five year performance periods relative to appropriate peer groups. Awards invested in MFC Global managed mutual funds during the vesting period.

•	Financial Performance of John Hancock Asset Management: The financial performance of John Hancock Asset Management and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of John Hancock Asset Management.

•	Non-Investment Performance: The more intangible contributions of an investment professional to John Hancock Asset Management business, including the investment professional’s support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluated in determining the amount of any bonus award.
Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such options permit the investment professional to purchase a set amount of stock at the market price on the date of grant. Some investment professionals may receive restricted stock grants, where the investment professional is entitled to receive the stock at no or nominal cost, provided that the stock is forfeited if the investment professional’s employment is terminated prior to a vesting date.
John Hancock Asset Management also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.
Neither of the portfolio managers listed above is a beneficial owner of shares of the Fund as of the date of this SAI.

B-2

APPENDIX C — PROXY VOTING POLICIES AND PROCEDURES
JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to fund securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated fund management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to fund securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to fund securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund
With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.

B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund
In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds (the “Adviser”) or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1.	Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals

In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the Adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.

2.	Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds

a.	Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal

In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.

b.	Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal

In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the Adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes fund securities in the best interest of shareholders of the Trust.
2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.
3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.
Adviser Responsibilities
Proxy Voting Procedures
Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the adviser votes shares of an Underlying Fund consistent with these proxy voting policies and procedures and in the best interest of shareholders of the Trust.
Providing the Board of the Trust with a copy and description of the Adviser Policy, accompanied by a certification that represents that the Adviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the Board with notice of any amendment or revision to that Adviser Policy or with a description thereof. The Adviser is required to report all material changes to the Adviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to Adviser Policy during the period covered by the report.
Providing the Board with a quarterly certification indicating that the Adviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Adviser Policy and these proxy voting policies and procedures. If the Adviser voted any proxies in a manner inconsistent with the Subadviser Policy, the Adviser will provide the adviser with a report detailing the exceptions.
Proxy Voting Service
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC. The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:
1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.
2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.
3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1) multiple report export options;

2) report customization by fund-account, fund manager, security, etc.; and
3) account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.
Schedule A
PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Trust	September 28, 2007	March 26, 2008
John Hancock Funds II	September 28, 2007	March 26, 2008
John Hancock Funds III	September 11, 2007
John Hancock Bond Trust	September 11, 2007
John Hancock California Tax-Free Income Fund	September 11, 2007
John Hancock Capital Series	September 11, 2007
John Hancock Current Interest	September 11, 2007
John Hancock Equity Trust	September 11, 2007
John Hancock Investment Trust	September 11, 2007
John Hancock Investment Trust II	September 11, 2007
John Hancock Investment Trust III	September 11, 2007
John Hancock Institutional Series Trust	September 11, 2007
John Hancock Municipal Securities Trust	September 11, 2007
John Hancock Series Trust	September 11, 2007
John Hancock Sovereign Bond Fund	September 11, 2007
John Hancock Strategic Series	September 11, 2007
John Hancock Tax-Exempt Series	September 11, 2007
John Hancock World Fund	September 11, 2007
John Hancock Preferred Income Fund	September 11, 2007
John Hancock Preferred Income Fund II	September 11, 2007
John Hancock Preferred Income Fund III	September 11, 2007
John Hancock Patriot Select Dividend Fund	September 11, 2007
John Hancock Patriot Premium Dividend Fund II	September 11, 2007
John Hancock Bank & Thrift Opportunity Fund	September 11, 2007
John Hancock Income Securities Trust	September 11, 2007
John Hancock Investors Trust	September 11, 2007
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007
John Hancock Financial Trends	September 11, 2007
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007

JOHN HANCOCK INVESTMENT MANAGEMENT
SERVICES, LLC
&
JOHN HANCOCK ADVISERS, LLC
PROXY VOTING POLICIES AND PROCEDURES
General
John Hancock Investment Management Services, LLC and John Hancock Advisers, LLC (collectively the “Adviser”) is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as the investment adviser to a number of management investment companies (including series thereof) (each a “Fund”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser generally retains one or more subadvisers to manage the assets of the Funds, including voting proxies with respect to a Fund’s portfolio securities. From time to time, however, the Adviser may elect to manage directly the assets of a Fund, including voting proxies with respect to its portfolio securities, or a Fund’s board of trustees or directors may otherwise delegate to the Adviser authority to vote such proxies. Rule 206(4)-6 under the Advisers Act requires that a registered investment adviser adopt and implement written policies and procedures reasonably designed to ensure that it votes proxies with respect to a client’s securities in the best interest of the client. Pursuant thereto, the Adviser has adopted and implemented these proxy voting policies and procedures (the “Procedures”).
Fiduciary Duty
The Adviser has a fiduciary duty to vote proxies on behalf of a Fund in the best interest of the Fund and its shareholders.
Voting of Proxies
The Adviser will vote proxies with respect to a Fund’s portfolio securities when authorized to do so by the Fund and subject to the Fund’s proxy voting policies and procedures and any further direction or delegation of authority by the Fund’s board of trustees or directors. The decision on how to vote a proxy will be made by the person(s) to whom the Adviser has from time to time delegated such responsibility (the “Designated Person”). The Designated Person may include the Fund’s portfolio manager(s) and a Proxy Voting Committee, as described below.
When voting proxies with respect to a Fund’s portfolio securities, the following standards will apply:
•	The Designated Person will vote based on what it believes to be in the best interest of the Fund and its shareholders and in accordance with the Fund’s investment guidelines.
•	Each voting decision will be made independently. The Designated Person may enlist the services of reputable professionals (who may include persons employed by or otherwise associated with the Adviser or any of its affiliated persons) or independent proxy evaluation services such as Institutional Shareholder Services, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to vote a proxy will remain the responsibility of the Designated Person.
•	The Adviser believes that a good management team of a company will generally act in the best interests of the company. Therefore, the Designated Person will take into consideration as a key factor in voting proxies with respect to securities of a company that are held by the Fund the quality of the company’s management and, in general, will vote as recommended by such management except in situations where the Designated Person believes such recommended vote is not in the best interests of the Fund and its shareholders.
•	As a general principle, voting with respect to the same portfolio securities held by more than one Fund should be consistent among those Funds having substantially the same mandates.
•	The Adviser will provide the Fund, from time to time in accordance with the Fund’s proxy voting policies and procedures and any applicable laws and regulations, a record of the Adviser’s voting of proxies with respect to the Fund’s portfolio securities.
Material Conflicts of Interest
In carrying out its proxy voting responsibilities, the Adviser will monitor and resolve potential material conflicts (“Material Conflicts”) between the interests of (a) a Fund and (b) the Adviser or any of its affiliated persons. Affiliates of the Adviser include Manulife Financial Corporation and its subsidiaries. Material Conflicts may arise, for example, if a proxy vote relates to matters involving any of these companies or other issuers in which the Adviser or any of its affiliates has a substantial equity or other interest.
If the Adviser or a Designated Person becomes aware that a proxy voting issue may present a potential Material Conflict, the issue will be referred to the Adviser’s Legal and Compliance Department. If the Legal and Compliance Department determines that a potential Material Conflict does exist, a Proxy Voting Committee will be appointed to consider and resolve the issue. The Proxy Voting Committee may make any determination that it considers reasonable and may, if it chooses, request the advice of an independent, third-party proxy service on how to vote the proxy.
Voting Proxies of Underlying Funds of a Fund of Funds
The Adviser or the Designated Person will vote proxies with respect to the shares of a Fund that are held by another Fund that operates as a fund of funds (a “Fund of Funds”) in the manner provided in the proxy voting policies and procedures of the Fund of Funds (including such policies and procedures relating to material conflicts of interest) or as otherwise directed by the board of trustees or directors of the Fund of Funds.
Proxy Voting Committee(s)
The Adviser will from time to time, and on such temporary or longer term basis as it deems appropriate, establish one or more Proxy Voting Committees. A Proxy Voting Committee shall include the Adviser’s Chief Compliance Officer (“CCO”) and may include legal counsel. The terms of reference and the procedures under which a Proxy Voting Committee will operate will be reviewed from time to time by the Legal and Compliance Department. Records of the deliberations and proxy voting recommendations of a Proxy Voting Committee will be maintained in accordance with applicable law, if any, and these Procedures.
Records Retention
The Adviser will retain (or arrange for the retention by a third party of) such records relating to proxy voting pursuant to these Procedures as may be required from time to time by applicable law and regulations, including the following:
i.	these Procedures and all amendments hereto;

ii.	all proxy statements received regarding Fund portfolio securities;

iii.	records of all votes cast on behalf of a Fund;

iv.	records of all Fund requests for proxy voting information;

v.	any documents prepared by the Designated Person or a Proxy Voting Committee that were material to or memorialized the basis for a voting decision;

vi.	all records relating to communications with the Funds regarding Conflicts; and

vii.	all minutes of meetings of Proxy Voting Committees.
Reporting to Fund Boards
The Adviser will provide the board of trustees or directors of a Fund (the “Board”) with a copy of these Procedures, accompanied by a certification that represents that the Procedures have been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, the Adviser will provide the Board with notice and a copy of any amendments or revisions to the Procedures and will report quarterly to the Board all material changes to the Procedures.
The CCO’s annual written compliance report to the Board will contain a summary of material changes to the Procedures during the period covered by the report.
If the Adviser votes any proxies in a manner inconsistent with either these Procedures or a Fund’s proxy voting policies and procedures, the CCO will provide the Board with a report detailing such exceptions.
In the case of proxies voted by a subadviser to a Fund (a “Subadviser”) pursuant to the Fund’s proxy voting procedures, the Adviser will request the Subadviser to certify to the Adviser that the Subadviser has voted the Fund’s proxies as required by the Fund’s proxy voting policies and procedures and that such proxy votes were executed in a manner consistent with these Procedures and to provide the Adviser will a report detailing any instances where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures. The Adviser will then report to the Board on a quarterly basis regarding the Subadviser certification and report to the Board any instance where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures.
Adopted: December 2007

Proxy Voting Policy

Executive Summary
Manulife Asset Management (US) LLC (“Manulife Asset Management (US)” or the “Firm”) is registered with the U.S. Securities and Exchange Commission (SEC) as an investment adviser.
The Firm believes that its Proxy Voting Policy is reasonably designed to ensure that proxy matters are conducted in the best interest of clients, and in accordance with Manulife Asset Management (US)’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the U.S. Department of Labor interpretations.
Manulife Asset Management (US) seeks to vote proxies in the best economic interests of all of its clients for whom the Firm has proxy voting authority and responsibilities. In the ordinary course, this entails voting proxies in a way which Manulife Asset Management (US) believes will maximize the monetary value of each portfolio’s holdings. Manulife Asset Management (US) takes the view that this will benefit the clients.
To fulfill the Firm’s fiduciary duty to clients with respect to proxy voting, Manulife Asset Management (US) has contracted with the RiskMetrics Group (RiskMetrics), an independent third party service provider, to vote clients’ proxies according to RiskMetrics’ proxy voting recommendations. Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global RiskMetrics Proxy Voting Manual, as in effect from time to time. Except in instances where a Manulife Asset Management (US) client retains voting authority, Manulife Asset Management (US) will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics.
Manulife Asset Management (US) has engaged RiskMetrics as its proxy voting agent to:
v	research and make voting recommendations or, for matters for which Manulife Asset Management (US) has so delegated, to make the voting determinations;

v	ensure that proxies are voted and submitted in a timely manner;

v	handle other administrative functions of proxy voting;

4.	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

5.	maintain records of votes cast; and

6.	provide recommendations with respect to proxy voting matters in general.
The proxy voting function of Manulife Asset Management (US) Operations is responsible for administering and implementing the Proxy Voting Policy, including the proper oversight of any service providers hired by the Firm to assist it in the proxy voting process. Oversight of the proxy voting process is the responsibility of the Firm’s Senior Investment Policy Committee.
Introduction
Manulife Asset Management (US) LLC (Manulife Asset Management (US) or the “Firm”) is registered with the U.S. Securities and Exchange Commission (SEC) as an investment adviser. As a registered investment adviser, Manulife Asset Management (US) must comply with the requirements of the SEC Investment Advisers Act of 1940, as amended and the rules there under (Advisers Act). In accordance with Rule 206(4)-7 of the Advisers Act, Manulife Asset Management (US) has adopted policies and procedures reasonably designed to prevent violations of the Advisers Act and designated a Chief Compliance Officer to administer its compliance policies and procedures.

PROXY VOTING POLICY
The Firm is a wholly owned subsidiary of Manulife Financial Corporation (Manulife Financial) and is affiliated with several SEC-registered and non-SEC registered investment advisers which are also subsidiaries or affiliates of Manulife Financial. Collectively, Manulife Asset Management (US) and its advisory affiliates represent the diversified investment management division of Manulife Financial and they provide comprehensive asset management solutions for institutional investors, retirement and investment funds, and individuals, in key markets around the world. Certain of these companies within Manulife Financial offer a number of products and services designed specifically for various categories of investors in a number of different countries and regions. These products or services are only offered to such investors in those countries and regions in accordance with applicable laws and regulations.
The Firm manages assets for a variety of institutional and other types of clients, including public and private pension funds, financial institutions and investment trusts. It also manages registered and private collective funds, including UCITS, US and Canadian open- and closed-end mutual funds. In particular, the Firm is affiliated with, and serves as investment manager or a sub-adviser to, a number of mutual fund families that are sponsored by affiliates (the “Funds”). This investment expertise extends across a full range of asset classes including equity, fixed income and alternative investments such as real estate, as well as asset allocation strategies.
The portfolios under management have a mix of investment objectives and may invest in, or create exposure to, a wide variety of financial instruments in different asset classes, including listed and unlisted equity and fixed income securities, commodities, fixed income instruments, derivatives and structured products, futures and options.
Proxy Voting Policy
This Proxy Voting Policy (the “Policy”) covers the proxy activities and related disclosure obligations of Manulife Asset Management (US) and applies to all Manulife Asset Management (US) clients for whom Manulife Asset Management (US) has been delegated the authority to vote proxies.
The Proxy Voting Policy is designed to meet the needs of Manulife Asset Management (US)’s clients with strict adherence to the highest principles of fiduciary conduct, including minimizing any potential material conflict of interest between the Firm and the Firm’s clients. It is also designed to ensure compliance with the applicable rules and regulations of the various regulators to which Manulife Asset Management (US) is subject. It sets forth the general corporate governance principles of Manulife Asset Management (US) in ensuring that clear guidelines are established for voting proxies and communicating such with our clients, regulators and other relevant parties.
The structure and purpose of the Proxy Voting Policy will continually evolved in alignment with the risk profile of Manulife Asset Management (US), internal standards and requirements, roles and responsibilities of the Manulife Asset Management (US) Board and other relevant oversight committees, and regulatory requirements. The Proxy Voting Policy is not intended to cover every possible situation that may arise in the course of conducting the Firm’s business. It is meant to be subject to change and to interpretation from time to time where facts and circumstances dictate, or where new regulations or guidance become effective, or where the plain language of the Policy appears unclear in light of the particular circumstances.
All Firm employees are asked to consult with the Chief Compliance Officer of Manulife Asset Management (US) (“Chief Compliance Officer”) if they have any questions concerning this Policy, questions about the standards set forth, or questions about proxy voting in general. Where, however, such obligations are inconsistent with this Policy, then the matter should immediately be referred to the Chief Compliance Officer and the Manulife Asset Management (US) General Counsel (“General Counsel”) who have authority to interpret this Policy or to take appropriate action in accordance with the principles set forth in this Policy in a manner in any situations not specifically covered by guidelines or procedures.
The Proxy Policy has the following six sections:
§ General Principles

§ Standards

§ Administration

4. Conflict of Interest

5. Recordkeeping

6. Policy Administration

PROXY VOTING POLICY
General Principles
Scope
Manulife Asset Management (US) provides investment advisory services to both ERISA and non-ERISA institutional clients, the Funds, and other non-institutional clients (collectively, the “Clients”). Manulife Asset Management (US) understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where Manulife Asset Management (US) has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This Policy permits Clients to:
1.	delegate to Manulife Asset Management (US) the responsibility and authority to vote proxies on their behalf according to Manulife Asset Management (US)’s proxy voting polices and guidelines;

2.	delegate to Manulife Asset Management (US) the responsibility and authority to vote proxies on their behalf according to the particular Client’s own proxy voting policies and guidelines, subject to acceptance by the Firm, as mutually agreed upon between the Firm and the Client; or

3.	elect to vote proxies themselves. In instances where Clients elect to vote their own proxies, Manulife Asset Management (US) shall not be responsible for voting proxies on behalf of such Clients.
Policy Statement
Manulife Asset Management (US) seeks to vote proxies in the best economic interests of all of its Clients for whom the Firm has proxy voting authority and responsibilities. In the ordinary course, this entails voting proxies in a way which Manulife Asset Management (US) believes will maximize the monetary value of each portfolio’s holdings. Manulife Asset Management (US) takes the view that this will benefit the Clients.
The Firm believes that its Proxy Voting Policy is reasonably designed to ensure that proxy matters are conducted in the best interest of Clients, and in accordance with Manulife Asset Management (US)’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the U.S. Department of Labor interpretations.
To fulfill the Firm’s fiduciary duty to Clients with respect to proxy voting, Manulife Asset Management (US) has contracted with the RiskMetrics Group (RiskMetrics), an independent third-party service provider, to vote Clients’ proxies according to RiskMetrics’ proxy voting recommendations. Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global RiskMetrics Proxy Voting Manual, as in effect from time to time. Except in instances where a Manulife Asset Management (US) client retains voting authority, Manulife Asset Management (US) will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics.
Manulife Asset Management (US) provides copies of the current domestic and global RiskMetrics proxy voting guidelines upon request. It reserves the right to amend any of RiskMetrics’s guidelines in the future. If any such changes are made an amended Proxy Voting Policy will be made available for clients.
Therefore, the Proxy Voting Policy encompasses the following principles:
▪▪	The proxy voting function of Manulife Asset Management (US) Operations (“Proxy Operations”) shall cause the implementation of procedures, practices, and controls (collectively, the “Procedures”) sufficient to promote high quality fiduciary administration of the Proxy Voting Policy, including the proper oversight of any service providers hired by the Firm to assist it in the proxy voting process. Such Procedures shall be reasonably designed to meet all applicable regulatory requirements and highest fiduciary standards.

▪▪	The Chief Compliance Officer makes an annual risk-based assessment of Manulife Asset Management (US)’s compliance program, which may include proxy voting activities, and may conduct a review of the Procedures to determine that such Procedures are satisfactory to promote high-quality fiduciary administration. The Chief Compliance Officer makes periodic reports to Manulife Asset Management (US) Senior Investment Policy Committee (SIPC) that include a summary of instances where Manulife Asset Management (US) has (i) voted proxies in a manner inconsistent with the recommendation of RiskMetrics, and (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in the Conflicts section.

PROXY VOTING POLICY
▪▪	Except as otherwise required by law, Manulife Asset Management (US) has a general policy of not disclosing to any issuer or third-party how Manulife Asset Management (US) or its voting delegate voted a Client’s proxy.
▪▪	Manulife Asset Management (US) endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers. Manulife Asset Management (US) votes in all markets where it is feasible to do so.
Standards
Manulife Asset Management (US) has engaged RiskMetrics as its proxy voting agent to:
1.	research and make voting recommendations or, for matters for which Manulife Asset Management (US) has so delegated, to make the voting determinations;

2.	ensure that proxies are voted and submitted in a timely manner;

3.	handle other administrative functions of proxy voting;
4.	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

5.	maintain records of votes cast; and

6.	provide recommendations with respect to proxy voting matters in general.
Oversight of the proxy voting process is the responsibility of the SIPC. The SIPC reviews and approves amendments to the Proxy Voting Policy and delegates authority to vote in accordance with this Policy to RiskMetrics.
Manulife Asset Management (US) does not engage in the practice of “empty voting” ( a term embracing a variety of factual circumstances that result in a partial or total separation of the right to vote at a shareholders meeting from beneficial ownership of the shares on the meeting date). Manulife Asset Management (US) prohibits investment managers from creating large hedge positions solely to gain the vote while avoiding economic exposure to the market. Manulife Asset Management (US) will not knowingly vote borrowed shares (for example, shares borrowed for short sales and hedging transactions) that the lender of the shares is also voting.
Manulife Asset Management (US) reviews various criteria to determine whether the costs associated with voting the proxy exceed the expected benefit to Clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, the Firm may refrain from voting a proxy on behalf of the Clients’ accounts.
In addition, Manulife Asset Management (US) may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on the Firm’s ability to vote such a proxy. These issues may include, but are not limited to:
1.	proxy statements and ballots being written in a foreign language;

2.	underlying securities have been lent out pursuant to a Client’s securities lending program;

3.	untimely notice of a shareholder meeting;

4.	requirements to vote proxies in person;

5.	restrictions on foreigner’s ability to exercise votes;

6.	restrictions on the sale of securities for a period of time in proximity to the shareholder meeting (“share blocking and re-registration”);

7.	requirements to provide local agents with power of attorney to facilitate the voting instructions (such proxies are voted on a best-efforts basis); or

8.	inability of a Client’s custodian to forward and process proxies electronically.
Administration
Proxy Operations is responsible for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global RiskMetrics proxy voting guidelines;

2.	Coordinating and overseeing the proxy voting process performed by RiskMetrics; and

3.	Providing periodic reports to the SIPC, the Chief Compliance Officer and Clients as requested.

PROXY VOTING POLICY
As noted, all proxies received on behalf of Clients are forwarded to RiskMetrics. Any Manulife Asset Management (US) employee that receives a client’s proxy statement should therefore notify Proxy Operations and arrange for immediate delivery to RiskMetrics.
From time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by RiskMetrics. These proxies are identified through a number of methods, including but not limited to notification from RiskMetrics, concerns of clients, and questions from consultants.
In such instances of special circumstances or issues not directly addressed by RiskMetrics, a sub-committee of SIPC (“Proxy Committee”) will be consulted for a determination of the proxy vote. The Proxy Committee comprises of no fewer than three members of SIPC. Although the Firm anticipates that such instances will be rare, The Proxy Committee’s first determination is whether there is a material conflict of interest between the interests of a Client and those of Manulife Asset Management (US). If the Proxy Committee determines that there is a material conflict, the process detailed under “Potential Conflicts” below is followed. If there is no material conflict, the Proxy Committee examines each of the issuer’s proposals in detail in seeking to determine what vote would be in the best interests of Clients. At this point, the Proxy Committee will make a voting decision based on maximizing the monetary value of all portfolios’ holdings.
There may be circumstances under which a portfolio manager or other Manulife Asset Management (US) investment professional (“Manulife Asset Management (US) Investment Professional”) believes that it is in the best interest of a Client or Clients to vote proxies in a manner inconsistent with the recommendation of RiskMetrics. In such an event, as feasible, the Manulife Asset Management (US) Investment Professional shall inform Proxy Operations of his or her decision to vote such proxy in a manner inconsistent with the recommendation of RiskMetrics. Proxy Operations will report to the Chief Compliance Officer no less than quarterly any instance where a Manulife Asset Management (US) Investment Professional has decided to vote a proxy on behalf of a Client in that manner.
In addition to voting proxies, Manulife Asset Management (US):
1.	describes its proxy voting procedures to its clients in the relevant or required disclosure document, including Part II of its Form ADV;

2.	provides clients with a copy of the Proxy Voting Policy, upon request;

3.	discloses to its clients how they may obtain information on how Manulife Asset Management (US) voted the client’s proxies;

4.	generally applies its Proxy Voting Policy consistently and keeps records of votes for each Client;

5.	documents the reason(s) for voting for all non-routine items; and

6.	keeps records of such proxy voting through RiskMetrics available for inspection by the Client or governmental agencies.
Conflict of Interest
In instances where Manulife Asset Management (US) has the responsibility and authority to vote proxies on behalf of its clients for which Manulife Asset Management (US) serves as the investment adviser, there may be instances where a material conflict of interest exists. For example, Manulife Asset Management (US) or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when Manulife Asset Management (US) or its affiliates has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship. More specifically, if Manulife Asset Management (US) is aware that one of the following conditions exists with respect to a proxy, Manulife Asset Management (US) shall consider such event a potential material conflict of interest:
1.	Manulife Asset Management (US) has a business relationship or potential relationship with the issuer;

2.	Manulife Asset Management (US) has a business relationship with the proponent of the proxy proposal; or

3.	Manulife Asset Management (US) members, employees or consultants have a personal or

PROXY VOTING POLICY
other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
As a fiduciary to its clients, Manulife Asset Management (US) takes these potential conflicts very seriously. While Manulife Asset Management (US)’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by Manulife Asset Management (US)’s potential conflict, there are a number of courses Manulife Asset Management (US) may take. The final decision as to which course to follow shall be made by the Proxy Committee.
In the event of a potential material conflict of interest, the Proxy Committee will (i) vote such proxy according to the specific recommendation of RiskMetrics; (ii) abstain; or (iii) request that the Client votes such proxy. All such instances shall be reported to the Chief Compliance Officer at least quarterly.
As RiskMetrics will vote proxies in accordance with its proxy voting guidelines, Manulife Asset Management (US) believes that this process is reasonably designed to address conflicts of interest that may arise between Manulife Asset Management (US) and a Client as to how proxies are voted. When the matter falls clearly within one of the proposals enumerated in RiskMetrics proxy voting policy, casting a vote which simply follows RiskMetrics’ pre-determined policy would eliminate Manulife Asset Management (US)’s discretion on the particular issue and hence avoid the conflict.
In other cases, where the matter presents a potential material conflict and is not clearly within one of the RiskMetrics’ enumerated recommendations, or is of such a nature that the Proxy Committee believes more active involvement is necessary, the Proxy Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of Clients, shall be formalized in writing as a part of the minutes of the Proxy Committee. Which action is appropriate in any given scenario would be the decision of the Proxy Committee in carrying out its duty to ensure that the proxies are voted in the Clients’, and not Manulife Asset Management (US)’s, best interests.
Recordkeeping
In accordance with applicable law, Manulife Asset Management (US) shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in Manulife Asset Management (US)’s office:
▪▪	the Manulife Asset Management (US) Proxy Voting Policy and any additional procedures created pursuant to that policy;

▪▪	a copy of each proxy statement Manulife Asset Management (US) receives regarding securities held by Clients (this requirement will be satisfied by RiskMetrics who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

▪▪	a record of each vote cast by Manulife Asset Management (US) (this requirement will be satisfied by RiskMetrics who has agreed in writing to do so) on behalf of Clients;

▪▪	a copy of any document created by Manulife Asset Management (US) that was material in making its voting decision or that memorializes the basis for such decision; and

▪▪	a copy of each written request from a client, and response to the client, for information on how Manulife Asset Management (US) clients’ proxies were voted.
Policy Administration
The Proxy Voting Policy shall be review and approved by the Chief Compliance Officer at least annually.
The Chief Compliance Officer shall make periodic reports to the SIPC covering the effectiveness of the Policy.
6      Policy Edition: February 2011

PART C
OTHER INFORMATION

Item 28.	Exhibits
(a)(1)	Agreement and Declaration of Trust dated June 28, 2005 — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(a)(2)	Amended and Restated Agreement and Declaration of Trust dated August 12, 2005 — previously filed as exhibit (a)(2) to pre-effective amendment no. 1 filed on September 30, 2005, accession number 0000950135-05-005616.

(a)(3)	Amendment dated September 29, 2006, to the Amended and Restated Declaration of Trust dated August 12, 2005 — previously filed as exhibit (a)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(a)(4)	Amendment dated July 9, 2008 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to amending and restating of Section 8.4 — previously filed as exhibit (a)(4) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950135-09-073185.

(a)(5)	Amendment dated September 26, 2008 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to amending and restating of Section 2.14 — previously filed as exhibit (a)(4) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(a)(6)	Amendment dated December 29, 2008 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to the termination of Emerging Growth and Small Cap Funds — previously filed as exhibit (a)(6) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950135-09-073185.

(a)(7)	Amendment dated May 15, 2009 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to the termination of Absolute Return and Small Company Funds — previously filed as exhibit (a)(7) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950135-09-073185.

(a)(8)	Amendment dated May 15, 2009 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to the termination of Emerging Growth, Core Equity, Mid Cap Value and Small Cap Funds — previously filed as exhibit (a)(8) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950135-09-073185.

(a)(9)	Amendment dated May 15, 2009 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to the termination of Emerging Growth, Core Equity, Mid Cap Value and Small Cap Funds — previously filed as exhibit (a)(9) to post-effective amendment no. 30 filed on February 12, 2010, accession number 0000950123-10-012200.

(b)	By-laws of the Registrant dated June 28, 2005 — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(c)	See Exhibits (a) and (b).

(d)	Advisory Agreement and Subadvisory Agreements.

C-1

Item 28.	Exhibits
(d)(1)	Amended and Restated Advisory Agreement dated September 26, 2008 between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1) to post-effective amendment no. 35 filed on July 23, 2010, accession number 0000950123-10-067773.

(d)(1)(a)	Amendment dated December 19, 2008 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to Alternative Asset Allocation Fund, Short-Term Government Income Fund, Mid Value Fund, Financial Services Fund, Global Agriculture Fund, Global Infrastructure Fund and Global Timber Fund between John Hancock Funds II and John Hancock Investment Services. — previously filed as exhibit (d)(1)(a) to post-effective amendment no. 25 filed on May 15, 2009, accession number 0000950135-09-004059.

(d)(1)(b)	Amendment dated July 29, 2009 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to Technical Opportunities Fund between John Hancock Funds II and John Hancock Investment Services — previously filed as exhibit (d)(1)(b) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950135-09-0073185.

(d)(1)(c)	Amendment dated October 3, 2009 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to Global High Yield and Multi Sector Bond Funds between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1)(c) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950135-09-0073185.

(d)(1)(d)	Amendment dated December 30, 2009 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to Emerging Markets Debt Fund between John Hancock Funds II and John Hancock Investment Management Services. — previously filed as exhibit (d)(1)(d) to post-effective amendment no. 30 filed on February 12, 2010, accession number 0000950123-10-012200.

(d)(1)(e)	Amendment dated January 15, 2010 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to All Cap Growth Fund between John Hancock Funds II and John Hancock Investment Management Services. — previously filed as exhibit (d)(1)(e) to post-effective amendment no. 30 filed on February 12, 2010, accession number 0000950123-10-012200.

(d)(1)(f)	Amendment dated April 30, 2010 to the Amended and Restated Advisory Agreement dated September 30, 2008 relating to Mid Cap Index Funds and Retirement Portfolios between John Hancock Funds II and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(1)(f) to post-effective amendment no. 33 filed on April 29, 2010, accession number 0000950123-10-040757.

(d)(1)(g)	Amendment dated June 25, 2010 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to Currency Strategies Fund, International Growth Stock Fund, John Hancock Mutual Shares Fund and Technical Opportunities Fund II between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1)(g) to post-effective amendment no. 35 filed on July 23, 2010, accession number 0000950123-10-067773.

(d)(1)(h)	Amendment dated December 17, 2010 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to Capital Appreciation Value Fund between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1)(h) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(1)(i)	Amendment dated March 25, 2011 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to Fundamental All Cap Core

Item 28.	Exhibits
Fund, Fundamental Large Cap Core Fund and Fundamental Large Cap Value Fund between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1)(i) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(1)(j)	Amendment dated September 24, 2010 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to All Cap Value Fund and Global Real Estate Fund between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1)(j) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(1)(k)	Amendment dated November 8, 2010 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to the Strategic Income Opportunities Fund between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1)(k) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(1)(l)	Amendment dated March 25, 2011 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to the Fundamental Large Cap Value Fund, Fundamental Large Cap Core Fund and Fundamental All Cap Core Fund between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1)(1) to post-effective amendment no. 62 filed on December 23, 2011.

(d)(1)(m)	Amendment dated June 14, 2011 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to the U.S. Multi Sector Fund between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1)(m) to post-effective amendment no. 62 filed on December 23, 2011.

(d)(1)(n)	Amendment dated July 1, 2011 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to the Total Bond Market Fund between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1)(n) to post-effective amendment no. 62 filed on December 23, 2011.

(d)(1)(o)	Amendment dated September 26, 2011 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to the Health Sciences Fund, Diversified Strategies Fund and Redwood Fund between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1)(o) to post-effective amendment no. 62 filed on December 23, 2011.

(d)(1)(p)	Amendment dated December 16, 2011 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to the China Emerging Leaders Fund, Financial Services Fund, Fundamental Value Fund and Global Absolute Return Strategies Fund between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1)(p) to post-effective amendment no. 62 filed on December 23, 2011.

(d)(1)(q)	Amendment to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to Strategic Equity Allocation Fund between John Hancock Funds II and John Hancock Investment Management Services — TO BE FILED BY AMENDMENT.

(d)(2)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. — previously filed as exhibit (d)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

Item 28.	Exhibits
(d)(2)(A)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Vista Fund and Small Company Fund between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. — previously filed as exhibit (d)(10) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(2)(B)	Amendment dated May 3, 2010 to Subadvisory Agreement dated March 19, 2010 relating to Heritage Fund between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. — previously filed as exhibit (d)(2)(B) to post-effective amendment no. 34 filed on May 14, 2010, accession number 0000950123-10-049475.

(d)(3)	Subadvisory Agreement dated September 30, 2006 between John Hancock Investment Management Services, LLC and BlackRock Investment Management, LLC — previously filed as exhibit (d)(11) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(3)(A)	Amendment dated December 1, 2006 to Subadvisory Agreement dated September 30, 2006 relating to Large Cap Value Fund between John Hancock Investment Management Services, LLC and BlackRock Investment Management, LLC — previously filed as exhibit (d)(4)(A) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(4)	Subadvisory Agreement dated May 30, 2008 between John Hancock Investment Management Services, LLC and Columbia Management Advisors, LLC — previously filed as exhibit (d)(5) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(5)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. — previously filed as exhibit (d)(4) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(5)(A)	Amendment dated December 19, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Core Equity Fund, Financial Services Fund, and Fundamental Value Fund between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. — previously filed as exhibit (d)(6)(A) to post-effective amendment no. 23 filed on April 29, 2009, accession number 0000950135-09-003252.

(d)(5)(B)	Amendment dated December 16, 2011 to Subadvisory Agreement dated October 17, 2005 relating to Financial Services Fund and Fundamental Value Fund between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. — previously filed as exhibit (d)(5)(B) to post-effective amendment no. 62 filed on December 23, 2011.

(d)(6)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC — previously filed as exhibit (d)(5) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(6)(A)	Amendment dated October 2, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Total Bond Market Fund between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC — previously filed as exhibit (d)(7)(A) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(6)(B)	Amendment dated July 1, 2011 to Subadvisory Agreement dated October 17, 2005 relating to Total Bond Market Fund between John Hancock Investment Management Services, LLC and

Item 28.	Exhibits
Declaration Management & Research LLC — previously filed as exhibit (d)(6)(B) to post-effective amendment no. 62 filed on December 23, 2011.

(d)(7)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(6) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(7)(A)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Real Estate Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(16) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(7)(B)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between RREEF America L.L.C. and Deutsche Asset Management International GmbH — previously filed as exhibit (d)(20) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(7)(C)	Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Asset Management (Hong Kong) Limited — previously filed as exhibit (d)(21) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(7)(D)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between RREEF America L.L.C and RREEF Global Advisors Limited — previously filed as exhibit (d)(22) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(7)(E)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between Deutsche Asset Management, Inc. and RREEF America L.L.C — previously filed as exhibit (d)(23) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(7)(F)	Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Investments Australia Limited — previously filed as exhibit (d)(24) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(7)(G)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Dynamic Growth Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(17) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(7)(H)	Amendment dated September 24, 2010 to Subadvisory Agreement dated October 17, 2005 relating to Global Real Estate Fund between John Hancock Investment Management Services, LLC and Deutsche Investment Management Americas, Inc. — previously filed as exhibit (d)(7)(h) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(8)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc. — previously filed as exhibit (d)(25) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(8)(A)	Amendment dated April 30, 2007 to Subadvisory Agreement dated April 28, 2006 related to Emerging Markets Value Fund and International Small Company Fund between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc. — previously filed as

Item 28.	Exhibits
exhibit (d)(27) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(8)(B)	Amendment dated December 19, 2008 to Subadvisory Agreement dated April 28, 2006 related to Small Cap Opportunities Fund between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc. — previously filed as exhibit (d)(9)(B) to post-effective amendment no. 23 filed on April 29, 2009, accession number 0000950135-09-003252.

(d)(8)(C)	Amendment dated June 25, 2010 to Subadvisory contract dated April 28, 2006 between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors LP — previously filed as exhibit (d)(8)(C) to post-effective amendment no. 35 filed on July 23, 2010, accession number 0000950123-10-067773.

(d)(9)	Subadvisory Agreement dated July 1, 2010 between John Hancock Investment Management Services, LLC and First Quadrant, L.P. — previously filed as exhibit (d)(9) to post-effective amendment no. 35 filed on July 23, 2010, accession number 0000950123-10-067773.

(d)(10)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Franklin Advisers, Inc. — previously filed as exhibit (d)(8) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(10)(A)	Subadvisory Agreement dated April 30, 2007 relating to Income Fund between John Hancock Investment Management Services, LLC and Franklin Advisers, LLC. — previously filed as exhibit (d)(29) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(11)	Form of Subadvisory Agreement relating to Mutual Shares Fund between John Hancock Investment Management Services, LLC and Franklin Mutual Advisers, LLC. — previously filed as exhibit (d)(26) to post-effective amendment no. 12 filed on February 14, 2007, accession number 0000950135-07-000887.

(d)(11)(A)	Amendment dated June 25, 2010 to Subadvisory contract dated April 30, 2007 between John Hancock Investment Management Services, LLC and Franklin Advisers, LLC — previously filed as exhibit (d)(11)(A) to post-effective amendment no. 35 filed on July 23, 2010, accession number 0000950123-10-067773.

(d)(11)(B)	Subadvisory agreement dated July 28, 2010 between John Hancock Investment Management Services, LLC and Franklin Mutual Advisers, LLC — previously filed as exhibit (d)(11)(b) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(11)(C)	Subadvisory agreement dated July 28, 2010 between John Hancock Investment Management Services, LLC and Franklin Mutual Advisers, LLC — previously filed as exhibit (d)(11)(c) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(12)	Subadvisory Agreement dated April 28, 2008 relating to International Small Cap Fund between John Hancock Investment Management Services, LLC and Franklin Templeton Investment Corp. — previously filed as exhibit (d)(12) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(13)	Subadvisory Agreement dated September 26, 2008 relating to Smaller Company Growth Fund between John Hancock Investment Management Services, LLC and Frontier Capital Management Co., LLC — previously filed as exhibit (d)(13) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

Item 28.	Exhibits
(d)(14)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth & Income Fund) — previously filed as exhibit (d)(9) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(14)(A)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Fund) — previously filed as exhibit (d)(10) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(14)(B)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Opportunities Fund) — previously filed as exhibit (d)(11) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(14)(C)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Stock Fund) — previously filed as exhibit (d)(12) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(14)(D)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Intrinsic Value Fund) — previously filed as exhibit (d)(13) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(14)(E)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Managed Fund) — previously filed as exhibit (d)(14) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(14)(F)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (U.S. Multi-Sector Fund) — previously filed as exhibit (d)(15) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(14)(G)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Value Opportunities Fund) — previously filed as exhibit (d)(16) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(14)(H)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Growth Fund) — previously filed as exhibit (d)(37) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(14)(I)	Amendment dated June 14, 2011 to Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC — previously filed as exhibit (d)(14)(I) to post-effective amendment no. 62 filed on December 23, 2011.

(d)(14)(J)	Amendment dated January 19, 2012 to Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC — previously filed as exhibit (d)(14)(J) to post-effective amendment no. 62 filed on December 23, 2011.

Item 28.	Exhibits
(d)(15)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(15)(A)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(7) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(15)(B)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Mid Cap Core Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(8) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(15)(C)	Amendment dated July 1, 2007 to Subadvisory Agreement dated October 17, 2005 relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(11) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(15)(D)	Amendment dated June 19, 2008 to Subadvisory Agreement dated October 17, 2005 relating to subadviser name change to Invesco Aim Capital Management, Inc. between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(2)(D) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(15)(E)	Amendment dated September 26, 2008 to Subadvisory Agreement dated October 17, 2005 relating to subadviser use of agents between John Hancock Investment Management Services, LLC and Invesco Aim Capital Management, Inc. — previously filed as exhibit (d)(2)(E) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(15)(F)	Amendment dated June 25, 2010 to the Subadvisory agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Invesco Advisers, Inc. — previously filed as exhibit (d)(15)(f) to post-effective amendment no. 35 filed on July 23, 2010, accession number 0000950123-10-067773.

(d)(16)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Jennison Associates LLC — previously filed as exhibit (d)(18) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(16)(A)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Capital Appreciation Fund between John Hancock Investment Management Services, LLC and Jennison Associates LLC — previously filed as exhibit (d)(41) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(16)(B)	Amendment dated January 15, 2010 to Subadvisory Agreement dated October 17, 2005 relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and Jennison Associates LLC — previously filed as exhibit (d)(15)(E) to post-effective amendment no. 30 filed on February 12, 2010, accession number 0000950123-10-012200.

(d)(17)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Lord, Abbett & Co. — previously filed as exhibit (d)(21) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(17)(A)	Amendment dated September 24, 2010 to Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Lord, Abbett & Co. —

Item 28.	Exhibits
previously filed as exhibit (d)(17)(A) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(18)	Subadvisory Agreement dated December 14, 2007 between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC — previously filed as exhibit (d)(19)(B) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(19)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Sovereign Asset Management LLC (now known as MFC Global Investment Management (U.S.) LLC) — previously filed as exhibit (d)(63) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(19)(A)	Amendment dated December 29, 2008 to Subadvisory Agreement dated April 28, 2006 relating to Short-Term Government Income Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.) LLC — previously filed as exhibit (d)(20)(D) to post-effective amendment no. 25 filed on May 15, 2009, accession number 0000950135-09-004059.

(d)(19)(B)	Amendment dated December 30, 2009 to Subadvisory Agreement dated April 28, 2006 relating to Emerging Markets Debt Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.) LLC. — previously filed as exhibit (d)(18)(B) to post-effective amendment no. 30 filed on February 12, 2010, accession number 0000950123-10-012200.

(d)(19)(C)	Amendment dated November 8, 2010 to Subadvisory Agreement dated April 28, 2006 relating to Strategic Income Opportunities Fund between John Hancock Investment Management Services, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC — previously filed as exhibit (d)(19)(D) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(19)(D)	Amendment dated January 1, 2011 to Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly, MFC Global Investment Management (U.S.), LLC — previously filed as exhibit (d)(19)(E) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(19)(E)	Amendment dated March 25, 2011 to Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly, MFC Global Investment Management (U.S.), LLC — previously filed as exhibit (d)(19)(F) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(19)(F)	Amendment dated September 26, 2011 to Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC — previously filed as exhibit (d)(19)(F) to post-effective amendment no. 62 filed on December 23, 2011.

(d)(20)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(25) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(20)(A)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Absolute Return Fund between John Hancock Investment Management Services, LLC and MFC

Item 28.	Exhibits
Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(51) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(20)(B)	Amendment dated October 2, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Index 500 Fund, Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050 Portfolio, and Lifecycle Retirement Portfolio between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(21)(C) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(20)(C)	Subadvisory Consulting Agreement dated December 13, 2006 relating to Absolute Return Portfolio and Lifecycle Retirement Portfolio between MFC Global Investment Management (U.S.), LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(20)(C) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(20)(D)	Amendment dated December 26, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050, Portfolio, Lifecycle Retirement Portfolio, Retirement Income Portfolio and Retirement Rising Income Portfolio between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(57)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(20)(E)	Amendment dated April 25, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Quantitative All Cap Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(91)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(20)(F)	Amendment dated April 28, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Absolute Return Portfolio between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(21)(H) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(20)(G)	Amendment dated June 27, 2008 to Subadvisory Agreement dated October 17, 2005 relating to American Diversified Growth & Income Fund, American Fundamental Holdings Fund and American Global Diversification Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(21)(I) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(20)(H)	Amendment dated September 26, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Smaller Company Growth Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(21)(J) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(20)(I)	Amendment dated December 29, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Global Agriculture Fund, Global Infrastructure Fund, Global Timber Fund, and Alternative Asset Allocation Fund between John Hancock Investment Management Services, LLC and MFC

Item 28.	Exhibits
Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(21)(K) to post-effective amendment no. 25 filed on May 15, 2009, accession number 0000950135-09-004059.

(d)(20)(J)	Amendment dated January 1, 2010 to Subadvisory Agreement dated October 17, 2005 relating to Alternative Asset Allocation, Core Diversified Growth and Income, Core Fundamental Holdings, Core Global Diversification Funds, each Lifecycle Portfolio, each Lifestyle Portfolio, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. — previously filed as exhibit (d)(19)(J) to post-effective amendment no. 30 filed on February 12, 2010, accession number 0000950123-10-012200.

(d)(20)(K)	Amended and Restated Subadvisory Consulting Agreement dated January 1, 2010 relating to Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050 Portfolio, and Lifestyle Aggressive Portfolio, Lifestyle Balance, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio, Lifestyle between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(19)(K) to post-effective amendment no. 30 filed on February 12, 2010, accession number 0000950123-10-012200.

(d)(20)(L)	Amendment dated April 30, 2010 to Subadvisory Agreement dated October 17, 2005 relating to Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio, Retirement 2045 Portfolio, and Retirement 2050 Portfolio between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. — previously filed as exhibit (d)(19)(L) to post-effective amendment no. 33 filed on April 29, 2010, accession number 0000950123-10-040757.

(d)(21)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Morgan Stanley Investment Management — previously filed as exhibit (d)(26) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(22)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Munder Capital Management, LLC — previously filed as exhibit (d)(27) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(22)(A)	Subadvisory Agreement dated December 29, 2006 between John Hancock Investment Management Services, LLC and Munder Capital Management, LLC — previously filed as exhibit (d)(23)(A) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(22)(B)	Amendment dated June 27, 2008 to Subadvisory Agreement dated December 29, 2006 relating to Small Cap Opportunities Fund between John Hancock Investment Management Services, LLC and Munder Capital Management, LLC — previously filed as exhibit (d)(23)(B) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(23)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Pacific Investment Management Company, LLC — previously filed as exhibit (d)(28) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(23)(A)	Amendment dated June 29, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Real Return Bond Fund between John Hancock Investment Management Services, LLC and

Item 28.	Exhibits
Pacific Investment Management Company LLC — previously filed as exhibit (d)(59) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(23)(B)	Amendment dated April 28, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Total Return Fund between John Hancock Investment Management Services, LLC and Pacific Investment Management Company LLC — previously filed as exhibit (d)(24)(B) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(24)	Subadvisory Agreement dated September 26, 2008 relating to Smaller Company Growth Fund between John Hancock Investment Management Services, LLC and Perimeter Capital Management — previously filed as exhibit (d)(25) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(25)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and RCM Capital Management LLC — previously filed as exhibit (d)(57) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(25)(A)	Amendment dated October 6, 2006 to Subadvisory Agreement dated April 28, 2006 relating to Science and Technology Fund between John Hancock Investment Management Services, LLC and RCM Capital Management LLC — previously filed as exhibit (d)(58) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(25)(B)	Amendment dated September 23, 2011 to Subadvisory Agreement dated April 28, 2006 relating to Redwood Fund between John Hancock Investment Management Services, LLC and RCM Capital Management LLC — previously filed as exhibit (d)(25)(B) to post-effective amendment no. 62 filed on December 23, 2011.

(d)(26)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and SSgA Funds Management, Inc. — previously filed as exhibit (d)(31) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(26)(A)	Amendment dated April 30, 2010 to Subadvisory Agreement dated October 17, 2005 relating to Mid Cap Index Funds between John Hancock Investment Management Services, LLC and SSgA Funds Management, Inc. — previously filed as exhibit (d)(25)(A) to post-effective amendment no. 33 filed on April 29, 2010, accession number 0000950123-10-040757.

(d)(27)	Subadvisory Agreement dated October 3, 2009 relating to Global High Yield and Multi Sector Bond Funds between John Hancock Investment Management Services, LLC and Stone Harbor Investment Partners LP — previously filed as exhibit (d)(30) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950135-09-0073185.

(d)(28)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Global Advisors Limited — previously filed as exhibit (d)(34) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(28)(A)	Amendment dated June 25, 2010 to Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Global Advisors Limited — previously filed as exhibit (d)(28)(A) to post-effective amendment no. 35 filed on July 23, 2010, accession number 0000950123-10-067773.

(d)(29)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Investment Counsel, Inc. — previously filed as exhibit (d)(35) to

Item 28.	Exhibits
post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(29)(A)	Sub-Subadvisory Agreement dated December 14, 2007 between Templeton Investment Counsel, Inc. and Templeton Global Advisors Limited — previously filed as exhibit (d)(31)(A) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(29)(B)	Amendment dated June 25, 2010 to the Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Investment Counsel, Inc. — previously filed as exhibit (d)(32)(B) to post-effective amendment no. 35 filed on July 23, 2010, accession number 0000950123-10-067773.

(d)(30)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(33) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(30)(A)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Real Estate Equity Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(68) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(30)(B)	Amendment dated October 6, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Science & Technology Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(32)(B) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(30)(C)	Amendment dated January 17, 2008 to Subadvisory Agreement dated October 17, 2005 relating to U.S. Global Leaders Growth Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(32)(C) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(30)(D)	Amendment dated December 29, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Mid Value Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(32)(D) to post-effective amendment no. 25 filed on May 15, 2009, accession number 0000950135-09-004059.

(d)(30)(E)	Amendment dated May 3, 2010 to Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — Previously filed as exhibit (d)(29)(E) to post-effective amendment no. 34 filed on May 14, 2010, accession number 0000950123-10-049475.

(d)(30)(F)	Amendment dated December 31, 2010 to Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(30)(E) to post-effective amendment no. 45 filed on April 28, 2011, accession number 0000950123-11-041080.

(d)(30)(G)	Amendment dated September 23, 2011 to Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(30)(G) to post-effective amendment no. 62 filed on December 23, 2011.

(d)(31)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and UBS Global Asset Management — previously filed as exhibit (d)(36) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

Item 28.	Exhibits
(d)(31)(A)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Allocation Fund and Large Cap Fund between John Hancock Investment Management Services, LLC and UBS Global Asset Management — previously filed as exhibit (d)(72) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(31)(B)	Amendment dated December 19, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Allocation Fund and Large Cap Fund between John Hancock Investment Management Services, LLC and UBS Global Asset Management — previously filed as exhibit (d)(33)(B) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(32)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(38) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(32)(A)	Amendment dated April 30, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Mid Cap Intersection Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(80) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(32)(B)	Amendment dated June 29, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Special Value Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(81) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(32)(C)	Amendment dated January 2, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Global Asset Allocation Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(85)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(32)(D)	Amendment dated September 26, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Alpha Opportunities Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(34)(D) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(32)(E)	Amendment dated July 29, 2009 to Subadvisory Agreement dated October 17, 2005 relating to Technical Opportunities Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP P — previously filed as exhibit (d)(35)(E) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950135-09-073185.

(d)(32)(F)	Amendment dated May 3, 2010 to Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(31)(F) to post-effective amendment no. 34 filed on May 14, 2010, accession number 0000950123-10-049475.

(d)(32)(G)	Amendment dated July 28, 2010 to Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(32)(G) to post-effective amendment no. 35 filed on July 23, 2010, accession number 0000950123-10-067773.

Item 28.	Exhibits
(d)(33)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. — previously filed as exhibit (d)(39) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(33)(A)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Core Bond Fund and U.S. High Yield Fund between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. — previously filed as exhibit (d)(77) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(34)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Western Asset Management Company — previously filed as exhibit (d)(78) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(34)(A)	Sub — Subadvisory Agreement dated April 28, 2006 between Western Asset Management Company and Western Asset Management Company Limited — previously filed as exhibit (d)(79) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(34)(B)	Amendment dated December 26, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Fund between John Hancock Investment Management Services, LLC and Western Asset Management Company — previously filed as exhibit (d)(90)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(34)(C)	Amendment dated December 26, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Fund (WA Portfolio #3074) between John Hancock Investment Management Services, LLC and Western Asset Management Company — previously filed as exhibit (d)(36)(C) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(35)	Subadvisory Agreement dated August 1, 2010 between John Hancock Investment Management Services, LLC and QS Investors, LLC — to be filed by amendment.

(d)(36)	Subadvisory Agreement dated December 16, 2011 between John Hancock Investment Management Services, LLC and Standard Life Investments (Corporate Funds) Limited relating to Global Absolute Return Strategies Fund — previously filed as exhibit (d)(36) to post-effective amendment no. 63 filed on December 23, 2011, accession number 0000950123-11-103987.

(d)(37)	Form of Subadvisory Agreement dated December 28, 2011 between John Hancock Investment Management Services, LLC and Atlantis Investment Management (Hong Kong) Ltd relating to China Emerging Leaders Fund — previously filed as exhibit (d)(37) to post-effective amendment no. 63 filed on December 23, 2011, accession number 0000950123-11-103987.

(d)(38)	Amendment to Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly, MFC Global Investment Management (U.S.), LLC relating to Strategic Equity Allocation Fund — TO BE FILED BY AMENDMENT.

(d)(39)	Amendment to Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly, MFC Global Investment Management (U.S.A.) Limited relating to Strategic Equity Allocation Fund — TO BE FILED BY AMENDMENT.

Item 28.	Exhibits
(e)	Distribution Agreement dated October 17, 2005 between Registrant and John Hancock Funds, LLC — previously filed as exhibit (e) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(f)	Not applicable.

(g)	Custodian Agreement. Master Custodian Agreement dated September 26, 2008 between John Hancock Funds II and State Street Bank and Trust Company — previously filed as exhibit (g) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(h)	Other Material Contracts.
(h)(1)	Amended and Restated Transfer Agency and Service Agreement dated July 1, 2011 — previously filed as exhibit (h)(1) to post-effective amendment no. 63 filed on December 23, 2011, accession number 0000950123-11-103987

(h)(2)	Class R Service Plan dated June 30, 2006 — previously filed as exhibit (h)(3) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(3)	Class R1 Service Plan dated June 30, 2006 — previously filed as exhibit (h)(4) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(4)	Class R2 Service Plan dated June 30, 2006 — previously filed as exhibit (h)(5) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(5)	Class R3 Service Plan — previously filed as exhibit (h)(6) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(6)	Class R4 Service Plan — previously filed as exhibit (h)(7) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(7)	Class R5 Service Plan — previously filed as exhibit (h)(8) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(8)	Expense Limitation Agreement dated January 1, 2010 — previously filed as exhibit (h)(8) to post-effective amendment no. 28 filed on December 24, 2009, accession number 0000950135-09-073185.

(h)(9)	Amendment to Securities Lending Agency Agreement dated as of October 20, 2008 between Registrant and The Goldman Sachs Trust Company — previously filed as exhibit (h)(12) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(h)(10)	Service Agreement dated as of April 28, 2008 between Registrant and John Hancock Investment Management Services, LLC — previously filed as exhibit (h)(13) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(h)(11)	Form of Expense Limitation Agreement dated __, 2012. — previously filed as exhibit (h)(11) to post-effective amendment no. 69 filed on February 28, 2012, accession number 0000950123-12-003792.

(h)(12)	Class R2 Service Plan — previously filed as exhibit (h)(12) to post-effective amendment no. 69 filed on February 28, 2012, accession number 0000950123-12-003792.

Item 28.	Exhibits

(i)	Legal Opinion — FILED HEREWITH.

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)	Plan of Distribution pursuant to Rule 12b-1.

(m)(1)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares — previously filed as exhibit (m)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(2)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares — previously filed as exhibit (m)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(3)	Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares — previously filed as exhibit (m)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(4)	Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares — previously filed as exhibit (m)(4) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(5)	Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares — previously filed as exhibit (m)(5) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(6)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares dated June 30, 2006 — previously filed as exhibit (m)(6) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(7)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R1 Shares dated June 30, 2006 — previously filed as exhibit (m)(7) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(8)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R2 Shares dated June 30, 2006 — previously filed as exhibit (m)(8) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(9)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares — previously filed as exhibit (m)(7) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(10)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R4 Shares — previously filed as exhibit (m)(8) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

Item 28.	Exhibits
(m)(11)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R5 Shares — previously filed as exhibit (m)(11) to post-effective amendment no. 7 filed on June 30, 2006, accession number 0001010521-06-000549.

(m)(12)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R2 Shares — previously filed as exhibit (m)(12) to post-effective amendment no. 69 filed on February 28, 2012, accession number 0000950123-12-003792.

(n)	Amended Multiple Class Plan pursuant to Rule 18f-3 — previously filed as exhibit (n) to post-effective amendment no. 7 filed on June 30, 2006, accession number 0001010521-06-000549.

(n)(1)	Amended Multiple Class Plan pursuant to Rule 18f-3 — previously filed as exhibit (n)(1) to post-effective amendment no. 69 filed on February 28, 2012, accession number 0000950123-12-003792.

(o)	Not applicable.

(p)	Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

(p)(1)	Code of Ethics of the Registrant, John Hancock Investment Management Services, LLC, John Hancock Funds, LLC and John Hancock Distributors, LLC, dated January 1, 2008 revised January 1, 2011 — previously filed as exhibit (p)(1) to post-effective amendment no. 41 on March 8, 2011, accession number 0000950123-11-023082.

(p)(2)	Code of Ethics for American Century Investments — previously filed as exhibit (p)(4) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(3)	Code of Ethics for BlackRock Investment Management LLC — previously filed as exhibit (p)(5) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(4)	Code of Ethics for Columbia Management Advisors, LLC — previously filed as exhibit (p)(6) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(p)(5)	Code of Ethics for Davis Selected Advisors, L.P. — previously filed as exhibit (p)(7) to post-effective amendment no. 28 filed on December 24, 2009, accession number accession number 0000950135-09-073185.

(p)(6)	Code of Ethics for Declaration Management & Research LLC — previously filed as exhibit (p)(8) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(7)	Code of Ethics for Deutsche Asset Management, Inc. (U.S.) — previously filed as exhibit (p)(9) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(8)	Code of Ethics for Dimensional Fund Advisors, Inc. — previously filed as exhibit (p)(10) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(9)	Code of Ethics for Franklin Templeton — previously filed as exhibit (p)(11) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

Item 28.	Exhibits
(p)(10)	Code of Ethics for Frontier Capital Management Company, LLC — previously filed as exhibit (d)(93) to post-effective amendment no 19 on July 17, 2008, accession number 0000950135-08-005015.

(p)(11)	Code of Ethics for Grantham, Mayo, Van Otterloo & Co. LLC — previously filed as exhibit (p)(13) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(12)	Code of Ethics for A I M Capital Management, Inc. — previously filed as exhibit (p)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(13)	Code of Ethics for Jennison Associates LLC — previously filed as exhibit (p)(15) to post-effective amendment no. 28 filed on December 24, 2009, accession number accession number 0000950135-09-073185.

(p)(14)	Code of Ethics for Lord, Abbett & Co. — previously filed as exhibit (p)(18) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(15)	Code of Ethics for Marsico Capital Management, LLC — previously filed as exhibit (p)(20) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(16)	Code of Ethics for John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly, MFC Global Investment Management (U.S.) LLC) revised January 1, 2010. — previously filed as exhibit (p)(16) to post-effective amendment no. 30 filed on February 12, 2010, accession number 0000950123-10-012200.

(p)(17)	Code of Ethics for MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (p)(19) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(18)	Code of Ethics for Morgan Stanley Investment Management — previously filed as exhibit (p)(22) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(19)	Code of Ethics for Munder Capital Management — previously filed as exhibit (p)(23) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(20)	Code of Ethics for Pacific Investment Management Company — previously filed as exhibit (p)(24) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(21)	Code of Ethics for Perimeter Capital Management — previously filed as exhibit (d)(93) to post-effective amendment no 19 on July 17, 2008, accession number 0000950135-08-005015.

(p)(22)	Code of Ethics for RCM Capital Management — previously filed as exhibit (p)(26) to post-effective amendment no. 28 filed on December 24, 2009, accession number accession number 0000950135-09-073185.

(p)(23)	Code of Ethics for RiverSource Investments (Ameriprise): Retail Access — previously filed as exhibit (p)(27) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

Item 28.	Exhibits
(p)(24)	Code of Ethics for SSgA Funds Management, Inc. — previously filed as exhibit (p)(29) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(25)	Code of Ethics for Stone Harbor Investment Partners LP — previously filed as exhibit (p)(25) to post-effective amendment no. 37 filed on November 23, 2010, accession number 0000950123-10-108289.

(p)(26)	Code of Ethics for First Quadrant, L.P. — previously filed as exhibit (p)(27) to post-effective amendment no. 35 filed on July 23, 2010, accession number 0000950123-10-067773.

(p)(27)	Code of Ethics for T. Rowe Price Associates, Inc. — previously filed as exhibit (p)(32) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(28)	Code of Ethics for UBS Global Asset Management — previously filed as exhibit (p)(33) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(29)	Code of Ethics for Wellington Management Company, LLP — previously filed as exhibit (p)(29) to post-effective amendment no. 37 filed on November 23, 2010, accession number 0000950123-10-108289.

(p)(30)	Code of Ethics for Wells Capital Management, Inc. — previously filed as exhibit (p)(36) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(31)	Code of Ethics for Western Asset Management — previously filed as exhibit (p)(37) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(32)	Code of Ethics for Standard Life Investments (Corporate Funds) Limited — previously filed as exhibit (p)(31) to post effective amendment no. 61 filed on December 13, 2011, accession number 0000950123-11-102902.

(p)(33)	Code of Ethics for Atlantis Investment Management (Hong Kong) Ltd — previously filed as exhibit (p)(33) to post effective amendment no. 63 filed on December 23, 2011, accession number 0000950123-11-103987.

(q)	Power of Attorney dated December 17, 2010 — Previously filed as exhibit (q) to post-effective amendment no. 40 filed on January 31, 2011, accession number 0000950123-11-007281.
Item 29. Persons Controlled By Or Under Common Control With Registrant
Two of the Registrant’s shareholders are:
(i) John Hancock Life Insurance Company of New York (“John Hancock New York”),
(ii) John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”).
John Hancock New York and John Hancock USA hold shares of the Registrant attributable to group annuity contracts in their respective separate accounts that are not registered under the Investment Company Act of 1940. The Lifestyle Portfolios are also shareholders of certain of the non-Lifestyle funds of the Registrant. John Hancock New York and John Hancock USA are indirect wholly-owned subsidiaries of Manulife Financial Corporation (see chart of corporate affiliates below).

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2011

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2011

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
38%
John Hancock Investment Management Services, LLC (Delaware)
57%
5%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Declaration Management & Research LLC (Delaware)
The Berkeley Financial Group, LLC (Delaware)
John Hancock Advisers, LLC (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
NAL Resources Management Limited (Canada)
Manulife Bank of Canada (Canada)
Manulife Canada Ltd. (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIS Services (Bermuda) Limited (Bermuda)
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Holdings Limited (England)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
PT Asuransi Jiwa Manulife Indonesia (1) (Indonesia)
95%
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
95.1%
99.9999%
Manulife Asset Management (Thailand) Company Limited (Thailand)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Ltd. (Vietnam)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
58.72%
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management (Malaysia) Sdn Bhd (Malaysia)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 30. Indemnification
The Registrant’s Amended and Restated Declaration of Trust and Distribution Agreement filed previously contain provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.
Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31. Business And Other Connections Of The Investment Adviser
See “Fund Details” in the Prospectuses and “Investment Management Agreements” in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference. The Investment Advisers Act of 1940 file number for John Hancock Investment Management Services, LLC is 801-28947. The file number for each subadviser is listed below.

Subadviser	File Number
American Century Investment Management, Inc.	801-8174
Columbia Management Investment Advisers, LLC	801-25943
Davis Selected Advisers, L.P.	801-31648
Declaration Management & Research LLC	801-35030
Deutsche Investment Management Americas Inc.	801-252
Dimensional Fund Advisors LP	801-16283
Franklin Advisers, Inc.	801-26292
Franklin Mutual Advisers, LLC	801-53068
Frontier Capital Management Company, LLC	801-15724
Grantham, Mayo, Van Otterloo & Co. LLC	801-15028
Invesco Advisers, Inc.	801-33949
Jennison Associates LLC	801-5608

Subadviser	File Number
John Hancock Asset Management (US)	801-42033
John Hancock Asset Management (North America)	801-61860
Lord Abbett & Co. LLC	801-6997
Marsico Capital Management, LLC	801-54914
Pacific Investment Management Company LLC	801-48187
Perimeter Capital Management LLC	801-66782
QS Investors, LLC	801-70974
Rainer Investment Management	801-35638
RCM Capital Management	801-56308
SSgA Funds Management, Inc.	801-60103
Templeton Global Advisors Limited	801-42343
Templeton Investment Counsel, LLC	801-15125
T. Rowe Price Associates, Inc.	801-856
UBS Global Asset Management	801-34910
Wellington Management Company, LLP	801-15908
Wells Capital Management, Incorporated	801-21122
Western Asset Management Company	801-8162
Item 32. Principal Underwriters
(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Municipal Securities Trust and John Hancock Funds III.
(b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

POSITIONS AND
NAME AND PRINCIPAL	POSITIONS AND OFFICES WITH	OFFICES WITH
BUSINESS ADDRESS	UNDERWRITER	REGISTRANT
Hugh McHaffie 601 Congress Street Boston, Massachusetts 02210	Chairman	President

POSITIONS AND
NAME AND PRINCIPAL	POSITIONS AND OFFICES WITH	OFFICES WITH
BUSINESS ADDRESS	UNDERWRITER	REGISTRANT
Keith F. Hartstein 601 Congress Street Boston, Massachusetts 02210	Director, President and Chief Executive Officer	Executive Vice President

John G. Vrysen 601 Congress Street Boston, Massachusetts 02210	Director, Executive Vice President and Chief Operating Officer	Chief Operating Officer

Declan O’Beirne 601 Congress Street Boston, Massachusetts 02210	Chief Financial Officer	None

Michael Mahoney 601 Congress Street Boston, Massachusetts 02210	Chief Compliance Officer	None

Peter Levitt 601 Congress Street Boston, Massachusetts 02210	Treasurer	None

John J. Danello 601 Congress Street Boston, Massachusetts 02210	Senior Vice President	Vice President, Law

Jeffery H. Long 601 Congress Street Boston, Massachusetts 02210	Vice President, Finance	None

Andrew G. Arnott 601 Congress Street Boston, Massachusetts 02210	Executive Vice President	Vice President

Jeff Duckworth 601 Congress Street Boston, Massachusetts 02210	Senior Vice President	None

Carey Hoch 601 Congress Street Boston, Massachusetts 02210	Senior Vice President	None

Krishna Ramdial 601 Congress Street Boston, Massachusetts 02210	Vice President, Treasury	None

Kelly A. Conway 601 Congress Street Boston, Massachusetts 02210	Assistant Treasurer	None

Steven B. Sunnerberg 601 Congress Street Boston, Massachusetts 02210	Assistant Secretary	Assistant Secretary

POSITIONS AND
NAME AND PRINCIPAL	POSITIONS AND OFFICES WITH	OFFICES WITH
BUSINESS ADDRESS	UNDERWRITER	REGISTRANT
Thomas M. Kinzler 601 Congress Street Boston, Massachusetts 02210	Secretary, Chief Legal Counsel	Secretary, Chief Legal Officer

Tracy K Lannigan 601 Congress Street Boston, Massachusetts 02210	Assistant Secretary	None

(c)	None.
Item 33. Location Of Accounts And Records
All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant’s investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02210.
By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or
By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 2 Avenue de Lafayette, Boston, Massachusetts 02111.
By American Century Investment Management, Inc., the subadviser to the Small Company Fund and the Vista Fund, at its offices at 4500 Main Street, Kansas City, Missouri 64111.
By Atlantis Investment Management (Hong Kong) Ltd, the subadviser to the China Emerging Leaders Fund, at its offices at Room 3501 The Centrium, 60 Wyndham Street, Central Hong Kong SAR.
By BlackRock Investment Management, Inc., the subadviser to the Large Cap Value Fund, at its offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
By Columbia Management Advisors, LLC, the subadviser to the Value & Restructuring Fund, at its offices at One Financial Center, Boston, MA 02111.
By Davis Selected Advisers, L.P., the subadviser to the Financial Services Fund and the Fundamental Value Fund, at its offices at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.
By Declaration Management & Research LLC, the subadviser to the Short-Term Bond Fund and the Total Bond Market Fund, at its offices at 1650 Tysons Blvd., McLean, VA 22102.
By Deutsche Investment Management Americas, Inc., the subadviser to the Global Real Estate Fund, Dynamic Growth Fund and the Real Estate Securities Fund, at its offices at 345 Park Avenue, New York, New York 10154.
By Dimensional Fund Advisors, the subadviser to the International Small Company Fund and the Emerging Markets Value Fund, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.
By First Quadrant, L.P., the subadviser to the Currency Strategies Fund, at its offices at 800 E. Colorado Blvd., Suite 900, Pasadena, CA 91101.
By Franklin Advisers, Inc., the investment adviser to the Income Fund, at its offices at One Franklin Parkway, San Mateo, California 94403.

By Franklin Mutual Advisers, LLC. the investment adviser to the John Hancock Mutual Shares Fund, at its offices at John F. Kennedy Parkway, Short Hills, New Jersey 07078.
By Frontier Capital Management, the subadviser to the Small Company Growth Fund, at its offices at 830 E. Arques Avenue, Sunnyvale, CA 94085-4519.
By Grantham, Mayo, Van Otterloo & Co. LLC, the subadviser to the Growth Opportunities Fund, International Core Fund, U.S. Core Fund, U.S. Multi Sector Fund, Value Opportunities Fund and the Managed Fund, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.
By Invesco Aim Capital Management, Inc., the subadviser to the All Cap Growth Fund and the Small Company Growth Fund, at its offices at 11 Greenway Plaza, Houston, Texas 77046.
By Jennison Associates LLC, the subadviser to the Capital Appreciation Fund, at its offices at 466 Lexington Avenue, New York, NY 10017.
By Lord Abbett & Co., the subadviser to the Mid Cap Value Fund and the All Cap Value Fund, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.
By Marsico Capital Management, LLC , the subadviser for the International Opportunities Fund, at its offices at 1200 17th Street, Denver, Colorado 80202.
By John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), the subadviser to the Lifecycle Portfolios, High Income Fund, Strategic Income Fund, Active Bond Fund, Emerging Markets Debt Fund, Fundamental All Cap Core Fund, Fundamental Large Cap Core Fund and Fundamental Large Cap Value Fund, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.
By John Hancock Asset Management a division of Manulife Asset Management (North America) LLC (formerly MFC Global Investment Management (U.S.A.) Limited), the subadviser to the Lifestyle Portfolios, Lifecycle Portfolios, Index 500 Fund, Index Allocation Fund, Mid Cap Index Fund, Money Market Fund, Pacific Rim Fund, Quantitative All Cap Fund, Quantitative Mid Cap Fund, Quantitative Value Fund, Small Cap Index Fund, Total Stock Market Index Fund and the Absolute Return Portfolios, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.
By Morgan Stanley Asset Management Inc., the subadviser of the Value Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020.
By Pacific Investment Management Company LLC, the subadviser to the Real Return Fund, Global Bond Fund and the Total Return Fund, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.
By Perimeter Capital Management LLC, the subadviser to Smaller Company Growth Fund, at its offices at Five Concourse Parkway, Suite 2725, Atlanta Georgia 30328.
By RiverSource Investments, LLC, the subadviser to the Mid Cap Value Equity Fund, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.
By SSgA Funds Management, Inc., the subadviser to the International Equity Index Fund, at its offices at One Lincoln Street, Boston, Massachusetts 02111.
By Stone Harbor Investment Partners LP, the subadviser to the Global High Yield Fund and Multi Sector Bond Fund, at its offices at 31 W. 52nd Street, 16th Floor, New York, NY 10019.
By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Fund, Capital Appreciation Value Fund, Equity-Income Fund, Health Science Fund, Mid Value Fund, Real Estate Equity Fund, Small Company Value Fund,

Spectrum Income Fund and the Science & Technology Fund, at its offices at 100 East Pratt Street, Baltimore, MD 21202.
By Templeton Global Advisors Limited, the subadviser to the Global Fund, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.
By Templeton Investment Counsel, LLC, the subadviser to International Value Fund and the International Small Cap Fund, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.
By UBS Global Asset Management (Americas) Inc., the subadviser to the Large Cap Fund and the Global Allocation Fund, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.
By Wellington Management Company LLP, the subadviser to the Investment Quality Bond Fund, Mid Cap Stock Fund, Natural Resources Fund, Small Cap Growth Fund, and Technical Opportunities, at its offices at 75 State Street, Boston, Massachusetts 02109.
By Wells Capital Management Incorporated, the subadviser to the Core Bond Fund and the U.S. High Yield Bond Fund, at its offices at 525 Market St., San Francisco, California.
By Western Asset Management Company, the subadviser to the High Yield Fund, Strategic Bond Fund and the U.S. Government Securities Fund, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.
By QS Investors, LLC, the subadviser to the All Cap Core Fund, and each of the Lifestyle and Lifecycle Portfolios, at its offices at 880 Third Avenue, 7th Floor, New York, NY 10022.
By Standard Life Investments (Corporate Funds) Limited, the subadviser to the Global Absolute Return Strategies Fund, at its offices at One Beacon Street, 34th Floor, Boston, MA 02108-3106.
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 23rd day of March 2012.

JOHN HANCOCK FUNDS II
By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	March 23, 2012

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	March 23, 2012

/s/ Charles L. Bardelis * Charles L. Bardelis	Trustee	March 23, 2012

/s/ James R. Boyle * James R. Boyle	Trustee	March 23, 2012

/s/ Peter S. Burgess * Peter S. Burgess	Trustee	March 23, 2012

/s/ Grace K. Fey* Grace K. Fey	Trustee	March 23, 2012

/s/ Theron S. Hoffman* Theron S. Hoffman	Trustee	March 23, 2012

/s/ Hassell H. McClellan * Hassell H. McClellan	Trustee	March 23, 2012

/s/ James M. Oates * James M. Oates	Trustee	March 23, 2012

/s/Steven M. Roberts* Steven M. Roberts	Trustee	March 23, 2012

*	By Power of Attorney
JOHN HANCOCK FUNDS II

By:	/s/ Christopher Sechler
Christopher Sechler
Attorney-In-Fact
Pursuant to Power of Attorney
Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement
On January 31, 2011

EXHIBIT LIST
(i) Legal Opinion